UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Mid-Cap Stock Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Molina Healthcare, Inc.	2.0
American Financial Group, Inc.	1.5
First Horizon National Corp.	1.4
WNS Holdings Ltd. sponsored ADR	1.4
Arch Capital Group Ltd.	1.3
Wintrust Financial Corp.	1.3
Huntington Bancshares, Inc.	1.2
Cheniere Energy, Inc.	1.2
Hess Corp.	1.2
Brunello Cucinelli SpA	1.2
13.7

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Financials	19.1
Industrials	19.1
Consumer Discretionary	13.5
Real Estate	7.8
Health Care	7.3

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	95.7%
Convertible Securities	1.5%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 18.1%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.6%
Entertainment - 0.7%
Endeavor Group Holdings, Inc. (a)	903,765	$24,293
Endeavor Group Holdings, Inc. Class A (b)	1,042,411	28,020
		52,313
Media - 1.9%
Interpublic Group of Companies, Inc.	2,505,218	91,616
Omnicom Group, Inc.	919,533	62,602
		154,218

TOTAL COMMUNICATION SERVICES		206,531

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
Magna International, Inc. Class A (sub. vtg.)	231,720	18,849
Automobiles - 0.4%
Aston Martin Lagonda Global Holdings PLC (a)(c)	1,283,187	29,994
Hotels, Restaurants & Leisure - 3.9%
Boyd Gaming Corp. (c)	544,410	34,722
Caesars Entertainment, Inc. (c)	446,323	48,855
Churchill Downs, Inc.	284,345	65,399
Elior SA (a)(c)	3,188,777	25,140
MGM Resorts International	925,200	43,632
Wyndham Hotels & Resorts, Inc.	1,040,338	87,877
		305,625
Household Durables - 3.1%
D.R. Horton, Inc.	810,113	72,319
Lennar Corp. Class A	378,572	37,831
Mohawk Industries, Inc. (c)	240,009	42,532
NVR, Inc. (c)	18,149	88,836
		241,518
Internet & Direct Marketing Retail - 0.9%
Coupang, Inc. Class A (c)	1,932,188	57,502
Farfetch Ltd. Class A (c)	390,647	15,317
		72,819
Specialty Retail - 1.1%
Best Buy Co., Inc.	262,858	32,132
National Vision Holdings, Inc. (c)(d)	419,895	25,882
Ross Stores, Inc.	229,762	26,009
		84,023
Textiles, Apparel & Luxury Goods - 2.6%
Allbirds, Inc. (b)(c)	53,875	727
Brunello Cucinelli SpA (c)	1,533,631	92,899
PVH Corp.	387,769	42,395
Tapestry, Inc.	1,266,710	49,376
Under Armour, Inc. Class A (sub. vtg.) (c)	1,022,197	22,447
		207,844

TOTAL CONSUMER DISCRETIONARY		960,672

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (c)	1,220,732	71,340
Food Products - 1.7%
Bunge Ltd.	418,779	38,796
Greencore Group PLC (c)	24,936,194	44,091
JDE Peet's BV	191,846	5,586
Lamb Weston Holdings, Inc.	484,911	27,373
Nomad Foods Ltd. (c)	665,154	18,112
		133,958

TOTAL CONSUMER STAPLES		205,298

ENERGY - 7.0%
Energy Equipment & Services - 0.3%
Noble Corp. (a)	2,886	73
Oceaneering International, Inc. (c)	1,841,593	25,046
		25,119
Oil, Gas & Consumable Fuels - 6.7%
Canadian Natural Resources Ltd.	1,395,015	59,290
Cheniere Energy, Inc.	930,663	96,231
Energy Transfer LP	6,959,158	66,182
EQT Corp. (c)	3,837,039	76,395
Golar LNG Ltd. (c)	1,827,476	23,812
Harbour Energy PLC (c)	4,751,884	22,852
Hess Corp.	1,146,991	94,707
Imperial Oil Ltd. (d)	1,629,071	55,154
Range Resources Corp. (c)	1,369,619	31,940
		526,563

TOTAL ENERGY		551,682

FINANCIALS - 19.1%
Banks - 8.3%
BOK Financial Corp.	296,578	30,005
Comerica, Inc.	1,069,790	91,028
Cullen/Frost Bankers, Inc.	465,281	60,254
First Horizon National Corp.	6,423,855	109,013
Huntington Bancshares, Inc.	6,291,396	99,027
M&T Bank Corp.	569,941	83,850
UMB Financial Corp.	566,170	55,949
WesBanco, Inc.	656,611	22,830
Wintrust Financial Corp.	1,147,114	101,520
		653,476
Capital Markets - 1.9%
Cboe Global Markets, Inc.	199,055	26,263
Lazard Ltd. Class A	782,571	38,338
Raymond James Financial, Inc.	404,738	39,903
Sixth Street Specialty Lending, Inc.	1,799,645	42,904
		147,408
Diversified Financial Services - 0.2%
WeWork, Inc. (c)	1,535,194	15,674
Insurance - 7.5%
American Financial Group, Inc.	862,410	117,322
American International Group, Inc.	982,624	58,063
Arch Capital Group Ltd. (c)	2,430,602	101,648
Assurant, Inc.	223,409	36,038
Beazley PLC (c)	4,256,122	22,716
First American Financial Corp.	942,276	68,918
Hartford Financial Services Group, Inc.	685,905	50,023
Hiscox Ltd.	2,833,022	32,297
RenaissanceRe Holdings Ltd.	487,173	69,081
The Travelers Companies, Inc.	240,243	38,650
		594,756
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc.	3,836,122	91,568

TOTAL FINANCIALS		1,502,882

HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 1.5%
Butterfly Network, Inc. (b)	1,616,474	16,682
Butterfly Network, Inc. Class A (c)(d)	3,387,020	34,954
Hologic, Inc. (c)	917,134	67,235
		118,871
Health Care Providers & Services - 3.7%
Centene Corp. (c)	641,733	45,717
Guardant Health, Inc. (c)	144,285	16,851
Molina Healthcare, Inc. (c)	544,971	161,162
Oak Street Health, Inc. (c)	654,499	30,912
Universal Health Services, Inc. Class B	312,380	38,766
		293,408
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (c)	88,900	14,337
Bruker Corp.	514,624	41,324
		55,661
Pharmaceuticals - 1.0%
Recordati SpA	464,365	29,052
UCB SA	209,100	24,921
Viatris, Inc.	1,549,840	20,690
		74,663

TOTAL HEALTH CARE		542,603

INDUSTRIALS - 19.0%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	475,952	27,006
Huntington Ingalls Industries, Inc.	234,497	47,540
Space Exploration Technologies Corp.:
Class A (b)(c)(e)	139,629	58,643
Class C (b)(c)(e)	2,034	854
		134,043
Air Freight & Logistics - 0.7%
GXO Logistics, Inc. (c)	626,878	55,667
Airlines - 0.1%
JetBlue Airways Corp. (c)	523,444	7,344
Building Products - 2.4%
Builders FirstSource, Inc. (c)	1,316,439	76,709
Fortune Brands Home & Security, Inc.	317,056	32,149
Jeld-Wen Holding, Inc. (c)	723,614	19,834
Owens Corning	677,888	63,322
		192,014
Commercial Services & Supplies - 1.1%
CoreCivic, Inc. (c)	1,961,460	16,888
GFL Environmental, Inc.	626,600	25,766
Stericycle, Inc. (c)	623,876	41,750
		84,404
Construction & Engineering - 1.5%
AECOM (c)	1,316,608	90,016
Dycom Industries, Inc. (c)	375,945	29,858
		119,874
Electrical Equipment - 2.5%
Acuity Brands, Inc.	323,267	66,409
Regal Rexnord Corp.	443,506	67,559
Sensata Technologies, Inc. PLC (c)	670,265	36,932
Vertiv Holdings Co.	919,541	23,614
		194,514
Industrial Conglomerates - 0.4%
Melrose Industries PLC	14,723,014	31,795
Machinery - 4.8%
Allison Transmission Holdings, Inc.	896,885	29,920
Donaldson Co., Inc.	1,193,964	71,650
Fortive Corp.	655,123	49,599
Kornit Digital Ltd. (c)	187,742	31,405
Oshkosh Corp.	540,626	57,847
Otis Worldwide Corp.	285,186	22,903
PACCAR, Inc.	359,100	32,183
Pentair PLC	472,679	34,964
Woodward, Inc.	429,793	48,545
		379,016
Marine - 0.2%
Goodbulk Ltd. (c)	1,449,666	12,870
Professional Services - 1.2%
Clarivate Analytics PLC (c)	662,195	15,528
Leidos Holdings, Inc.	425,367	42,528
Science Applications Internati	407,699	36,603
		94,659
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	1,372,936	77,832
XPO Logistics, Inc. (c)	626,878	53,786
		131,618
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (c)	1,011,088	53,456

TOTAL INDUSTRIALS		1,491,274

INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.2%
Ericsson (B Shares)	1,809,429	19,751
Electronic Equipment & Components - 3.0%
Arrow Electronics, Inc. (c)	761,240	88,114
CDW Corp.	203,813	38,042
Fabrinet (c)	709,041	68,068
Keysight Technologies, Inc. (c)	238,735	42,977
		237,201
IT Services - 2.7%
Akamai Technologies, Inc. (c)	229,073	24,158
Euronet Worldwide, Inc. (c)	135,785	15,234
Gartner, Inc. (c)	125,125	41,530
Verra Mobility Corp. (c)	1,748,729	26,021
WNS Holdings Ltd. sponsored ADR (c)	1,190,615	105,739
		212,682
Semiconductors & Semiconductor Equipment - 0.3%
SiTime Corp. (c)	84,700	22,436
Software - 0.9%
Aspen Technology, Inc. (c)	218,808	34,285
Black Knight, Inc. (c)	282,897	19,834
Citrix Systems, Inc.	155,298	14,711
		68,830

TOTAL INFORMATION TECHNOLOGY		560,900

MATERIALS - 7.1%
Chemicals - 2.2%
CF Industries Holdings, Inc.	496,000	28,173
LG Chemical Ltd.	57,360	40,948
Nutrien Ltd.	437,158	30,554
Olin Corp.	1,243,807	70,872
		170,547
Containers & Packaging - 1.0%
Avery Dennison Corp.	148,835	32,404
O-I Glass, Inc. (c)	3,827,734	49,952
		82,356
Metals & Mining - 3.9%
Commercial Metals Co.	1,328,573	42,753
Franco-Nevada Corp.	324,412	46,290
Freeport-McMoRan, Inc.	1,168,000	44,057
Lundin Mining Corp.	5,207,791	45,320
Newcrest Mining Ltd.	1,145,010	21,439
Novagold Resources, Inc. (c)	3,676,549	26,855
Steel Dynamics, Inc.	1,164,794	76,970
		303,684

TOTAL MATERIALS		556,587

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Apartment Income (REIT) Corp.	811,906	43,526
Cousins Properties, Inc.	1,175,511	46,562
Equity Residential (SBI)	549,231	47,454
Gaming & Leisure Properties	1,222,516	59,280
Healthcare Realty Trust, Inc.	1,542,981	51,011
Healthcare Trust of America, Inc.	1,481,495	49,467
National Retail Properties, Inc.	1,269,046	57,564
Spirit Realty Capital, Inc.	1,077,152	52,705
Tanger Factory Outlet Centers, Inc. (d)	1,306,262	21,945
VEREIT, Inc.	1,099,869	55,323
VICI Properties, Inc. (d)	1,903,456	55,866
		540,703
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (c)	274,909	70,990

TOTAL REAL ESTATE		611,693

UTILITIES - 3.6%
Electric Utilities - 2.8%
Alliant Energy Corp.	1,116,700	63,172
FirstEnergy Corp.	1,008,871	38,872
IDACORP, Inc.	501,100	52,275
OGE Energy Corp.	1,898,185	64,671
		218,990
Gas Utilities - 0.5%
Atmos Energy Corp.	429,779	39,591
Multi-Utilities - 0.3%
NiSource, Inc.	1,179,118	29,089

TOTAL UTILITIES		287,670

TOTAL COMMON STOCKS
(Cost $4,983,814)		7,477,792

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc.:
Series A (b)(c)	21,265	287
Series B (b)(c)	3,735	50
Series C (b)(c)	35,700	482
Series D (b)(c)	68,801	929
Series Seed (b)(c)	101,339	1,368
Bolt Threads, Inc.:
Series D (b)(c)(e)	976,285	18,497
Series E (b)(e)	1,419,309	26,890
		48,503
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc.:
Series C (b)(c)	3,889	98
Series D (b)(c)	62,561	1,577
Series I (b)(c)	147,450	3,716
		5,391
Food Products - 0.3%
Bowery Farming, Inc. Series C1 (b)(e)	466,468	28,104
TOTAL CONSUMER STAPLES		33,495
HEALTH CARE - 0.4%
Biotechnology - 0.4%
National Resilience, Inc. Series B (b)(e)	711,831	31,612
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (b)(c)(e)	18,837	7,911

TOTAL CONVERTIBLE PREFERRED STOCKS		121,521

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	511,528	53,238
TOTAL PREFERRED STOCKS
(Cost $117,961)		174,759

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(e)(f)
(Cost $20,398)	20,397,834	7,349

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (g)	126,528,303	126,554
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	106,926,447	106,937
TOTAL MONEY MARKET FUNDS
(Cost $233,489)		233,491
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $5,355,662)		7,893,391
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(27,081)
NET ASSETS - 100%		$7,866,310

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,500,000 or 1.0% of net assets.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $233,796,000 or 3.0% of net assets.

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Allbirds, Inc. Series D	12/23/19	$887
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,012
Bolt Threads, Inc. Series D	12/13/17	$15,659
Bolt Threads, Inc. Series E	2/7/20 - 9/2/21	$25,230
Bowery Farming, Inc. Series C1	5/18/21	$28,104
Butterfly Network, Inc.	2/12/21	$16,165
Endeavor Group Holdings, Inc. Class A	3/29/21	$25,018
National Resilience, Inc. Series B	12/1/20	$9,724
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Sweetgreen, Inc. Series C	9/13/19	$67
Sweetgreen, Inc. Series D	9/13/19	$1,070
Sweetgreen, Inc. Series I	9/13/19	$2,521
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$226,552	$718,293	$818,290	$39	$--	$(1)	$126,554	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	122,089	507,893	523,045	132	--	--	106,937	0.3%
Total	$348,641	$1,226,186	$1,341,335	$171	$--	$(1)	$233,491

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$206,531	$206,531	$--	$--
Consumer Discretionary	1,062,413	959,945	57,081	45,387
Consumer Staples	238,793	205,298	5,391	28,104
Energy	551,682	551,682	--	--
Financials	1,502,882	1,502,882	--	--
Health Care	574,215	542,603	--	31,612
Industrials	1,499,185	1,431,777	--	67,408
Information Technology	560,900	541,149	19,751	--
Materials	556,587	515,639	40,948	--
Real Estate	611,693	611,693	--	--
Utilities	287,670	287,670	--	--
Other	7,349	--	--	7,349
Money Market Funds	233,491	233,491	--	--
Total Investments in Securities:	$7,893,391	$7,590,360	$123,171	$179,860

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$119,261
Net Realized Gain (Loss) on Investment Securities	(460)
Net Unrealized Gain (Loss) on Investment Securities	29,385
Cost of Purchases	46,178
Proceeds of Sales	(7,180)
Amortization/Accretion	6
Transfers into Level 3	7,161
Transfers out of Level 3	(14,491)
Ending Balance	$179,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2021	$28,936

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.9%
Bermuda	4.1%
Canada	3.9%
United Kingdom	1.9%
Italy	1.6%
Bailiwick of Jersey	1.6%
Ireland	1.1%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,645) — See accompanying schedule: Unaffiliated issuers (cost $5,122,173)	$7,659,900
Fidelity Central Funds (cost $233,489)	233,491
Total Investment in Securities (cost $5,355,662)		$7,893,391
Cash		6
Restricted cash		339
Receivable for investments sold		114,013
Receivable for fund shares sold		3,144
Dividends receivable		2,923
Distributions receivable from Fidelity Central Funds		22
Prepaid expenses		11
Other receivables		1,633
Total assets		8,015,482
Liabilities
Payable for investments purchased	$33,081
Payable for fund shares redeemed	3,941
Accrued management fee	3,735
Other affiliated payables	811
Other payables and accrued expenses	687
Collateral on securities loaned	106,917
Total liabilities		149,172
Net Assets		$7,866,310
Net Assets consist of:
Paid in capital		$4,940,788
Total accumulated earnings (loss)		2,925,522
Net Assets		$7,866,310
Net Asset Value and Maximum Offering Price
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($6,351,122 ÷ 147,191 shares)		$43.15
Class K:
Net Asset Value, offering price and redemption price per share ($1,515,188 ÷ 35,071 shares)		$43.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$79,693
Income from Fidelity Central Funds (including $132 from security lending)		171
Total income		79,864
Expenses
Management fee
Basic fee	$20,919
Performance adjustment	4,194
Transfer agent fees	4,400
Accounting fees	601
Custodian fees and expenses	69
Independent trustees' fees and expenses	14
Registration fees	83
Audit	41
Legal	5
Interest	1
Miscellaneous	21
Total expenses before reductions	30,348
Expense reductions	(113)
Total expenses after reductions		30,235
Net investment income (loss)		49,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	330,999
Foreign currency transactions	(76)
Total net realized gain (loss)		330,923
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(52,929)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(52,928)
Net gain (loss)		277,995
Net increase (decrease) in net assets resulting from operations		$327,624

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,629	$66,028
Net realized gain (loss)	330,923	922,757
Change in net unrealized appreciation (depreciation)	(52,928)	2,344,917
Net increase (decrease) in net assets resulting from operations	327,624	3,333,702
Distributions to shareholders	(595,996)	(464,243)
Share transactions - net increase (decrease)	152,546	(508,597)
Total increase (decrease) in net assets	(115,826)	2,360,862
Net Assets
Beginning of period	7,982,136	5,621,274
End of period	$7,866,310	$7,982,136

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$44.52	$28.96	$35.31	$38.38	$36.62	$34.07
Income from Investment Operations
Net investment income (loss)A	.26	.35	.31	.34	.22	.22
Net realized and unrealized gain (loss)	1.64	17.71	(4.29)	2.26	4.30	5.19
Total from investment operations	1.90	18.06	(3.98)	2.60	4.52	5.41
Distributions from net investment income	–	(.39)B	(.35)	(.29)	(.22)	(.27)
Distributions from net realized gain	(3.27)	(2.10)B	(2.02)	(5.38)	(2.55)	(2.59)
Total distributions	(3.27)	(2.50)C	(2.37)	(5.67)	(2.76)C	(2.86)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$43.15	$44.52	$28.96	$35.31	$38.38	$36.62
Total ReturnE,F	4.36%	64.86%	(12.42)%	7.90%	12.66%	16.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.77%	.86%	.68%	.61%	.58%
Expenses net of fee waivers, if any	.78%I	.77%	.86%	.67%	.61%	.58%
Expenses net of all reductions	.78%I	.76%	.86%	.67%	.61%	.58%
Net investment income (loss)	1.23%I	.97%	.90%	.93%	.58%	.64%
Supplemental Data
Net assets, end of period (in millions)	$6,351	$6,020	$4,125	$5,373	$5,629	$5,622
Portfolio turnover rateJ	16%I,K	30%K	36%K	29%	22%	27%K

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$44.55	$28.98	$35.32	$38.40	$36.64	$34.08
Income from Investment Operations
Net investment income (loss)A	.28	.38	.34	.37	.26	.26
Net realized and unrealized gain (loss)	1.65	17.72	(4.27)	2.26	4.30	5.20
Total from investment operations	1.93	18.10	(3.93)	2.63	4.56	5.46
Distributions from net investment income	–	(.43)B	(.39)	(.33)	(.26)	(.31)
Distributions from net realized gain	(3.28)	(2.10)B	(2.02)	(5.38)	(2.55)	(2.59)
Total distributions	(3.28)	(2.53)	(2.41)	(5.71)	(2.80)C	(2.90)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$43.20	$44.55	$28.98	$35.32	$38.40	$36.64
Total ReturnE,F	4.44%	65.01%	(12.30)%	7.99%	12.78%	16.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.67%	.76%	.57%	.51%	.46%
Expenses net of fee waivers, if any	.69%I	.67%	.76%	.57%	.51%	.46%
Expenses net of all reductions	.69%I	.66%	.76%	.57%	.50%	.46%
Net investment income (loss)	1.31%I	1.07%	1.00%	1.03%	.69%	.76%
Supplemental Data
Net assets, end of period (in millions)	$1,515	$1,962	$1,496	$2,348	$2,354	$2,213
Portfolio turnover rateJ	16%I,K	30%K	36%K	29%	22%	27%K

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$172,511	Market approach	Transaction price	$18.95 - $419.99 / $187.05	Increase
Other	$ 7,349	Discounted cash flow	Discount rate	12.3%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid-Cap Stock Fund	$632

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,808,525
Gross unrealized depreciation	(273,013)
Net unrealized appreciation (depreciation)	$2,535,512
Tax cost	$5,357,879

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Mid-Cap Stock Fund	7,688.10

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock Fund	625,374	1,039,589

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Mid-Cap Stock Fund	1,960	31,263	80,553	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Mid-Cap Stock Fund	3,001	43,747	117,754	Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$4,028.13
Class K	372.04
	$4,400

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mid-Cap Stock Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid-Cap Stock Fund	$24

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid-Cap Stock Fund	Borrower	$49,905.31%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock Fund	70,542	40,815	(4,192)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Mid-Cap Stock Fund	902

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mid-Cap Stock Fund	$6

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid-Cap Stock Fund	$14	$–(a)	$–

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $113.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Mid-Cap Stock Fund
Distributions to shareholders
Mid-Cap Stock	$453,887	$339,188
Class K	142,109	125,055
Total	$595,996	$464,243

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2021	Year ended April 30, 2021	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Mid-Cap Stock Fund
Mid-Cap Stock
Shares sold	10,206	9,015	$444,246	$330,874
Reinvestment of distributions	10,041	9,132	427,023	320,090
Shares redeemed	(8,273)	(25,353)	(349,513)	(878,738)
Net increase (decrease)	11,974	(7,206)	$521,756	$(227,774)
Class K
Shares sold	2,548	8,322	$109,962	$294,555
Reinvestment of distributions	3,340	3,563	142,109	125,055
Shares redeemed	(14,858)	(19,469)	(621,280)	(700,433)
Net increase (decrease)	(8,970)	(7,584)	$(369,209)	$(280,823)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Mid-Cap Stock Fund
Mid-Cap Stock	.78%
Actual		$1,000.00	$1,043.60	$4.02
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class K	.69%
Actual		$1,000.00	$1,044.40	$3.56
Hypothetical-C		$1,000.00	$1,021.73	$3.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid-Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MCS-SANN-1221
1.538556.124

Fidelity® Large Cap Stock Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Microsoft Corp.	7.3
General Electric Co.	6.6
Wells Fargo & Co.	5.2
Exxon Mobil Corp.	4.6
Bank of America Corp.	3.9
Apple, Inc.	3.2
Comcast Corp. Class A	2.8
Altria Group, Inc.	2.3
United Parcel Service, Inc. Class B	1.9
Bristol-Myers Squibb Co.	1.7
39.5

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Financials	19.7
Information Technology	19.4
Industrials	15.5
Health Care	13.5
Energy	8.9

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	99.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 10.3%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	34,600	$2,127
Verizon Communications, Inc.	183,006	9,697
		11,824
Entertainment - 2.1%
Activision Blizzard, Inc.	86,232	6,742
Nintendo Co. Ltd. ADR	129,500	7,155
The Walt Disney Co. (b)	197,804	33,443
Universal Music Group NV	581,720	16,889
		64,229
Interactive Media & Services - 2.5%
Alphabet, Inc.:
Class A (b)	10,464	30,983
Class C (b)	9,486	28,130
Match Group, Inc. (b)	49,860	7,518
Meta Platforms, Inc. Class A (b)	32,000	10,354
Snap, Inc. Class A (b)	11,300	594
		77,579
Media - 3.3%
Comcast Corp. Class A	1,698,947	87,377
Interpublic Group of Companies, Inc.	435,116	15,912
		103,289

TOTAL COMMUNICATION SERVICES		256,921

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.5%
BorgWarner, Inc.	367,617	16,568
Automobiles - 0.5%
General Motors Co. (b)	293,400	15,970
Distributors - 0.0%
LKQ Corp.	6,063	334
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (b)	10,388	25,147
Elior SA (a)(b)	305,800	2,411
Expedia, Inc. (b)	54,200	8,911
Marriott International, Inc. Class A (b)	44,400	7,105
Starbucks Corp.	30,200	3,203
		46,777
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	104,941	18,597
Sony Group Corp. sponsored ADR	43,100	4,991
Whirlpool Corp.	79,675	16,798
		40,386
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. (b)	16,100	1,220
Specialty Retail - 1.4%
Lowe's Companies, Inc.	177,853	41,586

TOTAL CONSUMER DISCRETIONARY		162,841

CONSUMER STAPLES - 5.4%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR	13,000	796
Diageo PLC sponsored ADR	72,800	14,536
Keurig Dr. Pepper, Inc.	253,000	9,131
The Coca-Cola Co.	443,972	25,027
		49,490
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	9,600	4,719
Ocado Group PLC (b)	18,800	464
Performance Food Group Co. (b)	104,346	4,720
Sysco Corp.	264,300	20,325
U.S. Foods Holding Corp. (b)	56,600	1,962
		32,190
Food Products - 0.1%
Lamb Weston Holdings, Inc.	60,700	3,427
Household Products - 0.3%
Colgate-Palmolive Co.	6,800	518
Procter & Gamble Co.	2,300	329
Spectrum Brands Holdings, Inc.	76,298	7,153
		8,000
Tobacco - 2.4%
Altria Group, Inc.	1,617,715	71,357
Swedish Match Co. AB	350,000	3,080
		74,437

TOTAL CONSUMER STAPLES		167,544

ENERGY - 8.8%
Energy Equipment & Services - 0.2%
Subsea 7 SA	485,500	4,354
Oil, Gas & Consumable Fuels - 8.6%
Canadian Natural Resources Ltd.	100,300	4,263
Cenovus Energy, Inc. (Canada)	2,764,741	33,063
Exxon Mobil Corp.	2,196,600	141,615
Harbour Energy PLC (b)	867,000	4,169
Hess Corp.	615,147	50,793
Imperial Oil Ltd.	112,400	3,805
Kosmos Energy Ltd. (b)	2,733,983	9,842
Phillips 66 Co.	97,800	7,313
Tourmaline Oil Corp.	327,011	11,819
		266,682

TOTAL ENERGY		271,036

FINANCIALS - 19.7%
Banks - 13.7%
Bank of America Corp.	2,548,670	121,775
JPMorgan Chase & Co.	235,990	40,092
M&T Bank Corp.	37,003	5,444
PNC Financial Services Group, Inc.	207,212	43,728
Truist Financial Corp.	460,354	29,219
U.S. Bancorp	393,543	23,758
Wells Fargo & Co.	3,115,098	159,368
		423,384
Capital Markets - 3.9%
KKR & Co. LP	285,858	22,774
Morgan Stanley	195,845	20,129
Northern Trust Corp.	308,812	37,996
Raymond James Financial, Inc.	83,895	8,271
State Street Corp.	305,289	30,086
		119,256
Consumer Finance - 0.6%
Discover Financial Services	157,100	17,803
Diversified Financial Services - 0.2%
Mirion Technologies, Inc. (c)	671,520	6,756
Insurance - 0.2%
Chubb Ltd.	40,811	7,974
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	596,211	9,635
Radian Group, Inc.	1,014,289	24,211
		33,846

TOTAL FINANCIALS		609,019

HEALTH CARE - 13.5%
Biotechnology - 0.6%
ADC Therapeutics SA (b)	38,800	1,125
Alnylam Pharmaceuticals, Inc. (b)	33,955	5,418
Crinetics Pharmaceuticals, Inc. (b)	94,800	2,363
Gritstone Bio, Inc. (b)	62,687	689
Heron Therapeutics, Inc. (b)	28,816	317
Insmed, Inc. (b)	135,654	4,090
Intercept Pharmaceuticals, Inc. (b)(d)	198,942	3,354
Vaxcyte, Inc. (b)	35,000	819
Verve Therapeutics, Inc.	27,200	1,262
		19,437
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	15,600	2,011
Becton, Dickinson & Co.	31,384	7,519
Boston Scientific Corp. (b)	797,828	34,410
Danaher Corp.	11,600	3,617
iRhythm Technologies, Inc. (b)	300	21
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	79,100	3,737
		51,315
Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	276,096	13,200
Centene Corp. (b)	37,800	2,693
Cigna Corp.	152,333	32,540
Covetrus, Inc. (b)	87,319	1,763
CVS Health Corp.	438,493	39,149
Guardant Health, Inc. (b)	22,400	2,616
Humana, Inc.	4,600	2,131
McKesson Corp.	162,605	33,802
UnitedHealth Group, Inc.	93,523	43,065
		170,959
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (b)	269,429	485
Pharmaceuticals - 5.6%
Bayer AG	480,262	27,066
Bristol-Myers Squibb Co.	872,425	50,950
Eli Lilly & Co.	36,200	9,222
GlaxoSmithKline PLC sponsored ADR	823,998	34,880
Intra-Cellular Therapies, Inc. (b)	29,500	1,271
Johnson & Johnson	247,338	40,286
Merck & Co., Inc.	17,800	1,567
Pliant Therapeutics, Inc. (b)	44,300	706
Sanofi SA sponsored ADR	107,900	5,441
TherapeuticsMD, Inc. (b)(d)	1,522,947	1,109
Viatris, Inc.	34,700	463
		172,961

TOTAL HEALTH CARE		415,157

INDUSTRIALS - 15.4%
Aerospace & Defense - 2.4%
Airbus Group NV (b)	100,600	12,905
General Dynamics Corp.	39,016	7,910
Huntington Ingalls Industries, Inc.	25,001	5,068
Maxar Technologies, Inc.	15,300	406
MTU Aero Engines AG	8,600	1,912
Raytheon Technologies Corp.	48,781	4,335
Rolls-Royce Holdings PLC (b)	2,880,900	5,200
Safran SA	17,600	2,369
The Boeing Co. (b)	162,288	33,598
		73,703
Air Freight & Logistics - 2.4%
FedEx Corp.	61,373	14,455
United Parcel Service, Inc. Class B	281,661	60,126
		74,581
Airlines - 0.1%
Copa Holdings SA Class A (b)	9,300	688
Ryanair Holdings PLC sponsored ADR (b)	28,000	3,178
		3,866
Building Products - 0.2%
Johnson Controls International PLC	75,000	5,503
Electrical Equipment - 1.3%
Acuity Brands, Inc.	54,428	11,181
Hubbell, Inc. Class B	34,255	6,829
Regal Rexnord Corp.	4,200	640
Vertiv Holdings Co.	812,300	20,860
		39,510
Industrial Conglomerates - 6.8%
3M Co.	41,467	7,409
General Electric Co.	1,943,786	203,845
		211,254
Machinery - 1.3%
Caterpillar, Inc.	10,700	2,183
Cummins, Inc.	17,700	4,245
Epiroc AB (A Shares)	82,500	2,053
Flowserve Corp.	171,470	5,765
Fortive Corp.	80,700	6,110
Otis Worldwide Corp.	56,440	4,533
PACCAR, Inc.	18,000	1,613
Stanley Black & Decker, Inc.	26,900	4,835
Westinghouse Air Brake Tech Co.	85,892	7,793
		39,130
Professional Services - 0.1%
Acacia Research Corp. (b)	24,000	138
Equifax, Inc.	10,900	3,024
		3,162
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	328,532	18,624
Lyft, Inc. (b)	77,616	3,560
Ryder System, Inc.	34,700	2,948
		25,132
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	47,400	974

TOTAL INDUSTRIALS		476,815

INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment & Components - 0.3%
CDW Corp.	11,500	2,146
Vontier Corp.	181,720	6,148
		8,294
IT Services - 3.4%
Amadeus IT Holding SA Class A (b)	76,600	5,122
Edenred SA	114,400	6,185
Fidelity National Information Services, Inc.	122,000	13,510
Genpact Ltd.	122,200	6,031
IBM Corp.	33,200	4,153
MasterCard, Inc. Class A	22,992	7,714
Sabre Corp. (b)	630,200	6,541
Snowflake Computing, Inc. (b)	1,900	672
Twilio, Inc. Class A (b)	4,200	1,224
Unisys Corp. (b)	385,922	9,868
Visa, Inc. Class A	210,684	44,617
		105,637
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	32,990	5,723
Applied Materials, Inc.	64,952	8,876
Intel Corp.	277,000	13,573
Lam Research Corp.	9,500	5,354
Marvell Technology, Inc.	114,577	7,849
Qualcomm, Inc.	381,654	50,775
		92,150
Software - 9.4%
Autodesk, Inc. (b)	25,209	8,007
Dynatrace, Inc. (b)	74,914	5,619
Elastic NV (b)	68,700	11,920
Microsoft Corp.	682,247	226,251
PTC, Inc. (b)	32,700	4,164
Salesforce.com, Inc. (b)	9,200	2,757
SAP SE sponsored ADR	201,719	29,205
Workday, Inc. Class A (b)	9,300	2,697
		290,620
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	662,972	99,313
Samsung Electronics Co. Ltd.	65,110	3,878
		103,191

TOTAL INFORMATION TECHNOLOGY		599,892

MATERIALS - 2.4%
Chemicals - 0.8%
DuPont de Nemours, Inc.	280,300	19,509
Livent Corp. (b)	11,000	310
PPG Industries, Inc.	32,300	5,186
		25,005
Metals & Mining - 1.6%
Anglo American PLC (United Kingdom)	153,730	5,848
First Quantum Minerals Ltd.	343,200	8,125
Freeport-McMoRan, Inc.	712,887	26,890
Glencore Xstrata PLC	910,900	4,555
Lundin Mining Corp.	511,300	4,449
		49,867

TOTAL MATERIALS		74,872

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	30,746	8,669
Equinix, Inc.	1,124	941
Simon Property Group, Inc.	122,600	17,971
		27,581
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	26,500	2,730
Southern Co.	81,400	5,073
		7,803
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	92,200	2,401
Sempra Energy	7,264	927
		3,328

TOTAL UTILITIES		11,131

TOTAL COMMON STOCKS
(Cost $2,007,953)		3,072,809

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (c)(e)	3,600	222
Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	248,700	3,862
TOTAL PREFERRED STOCKS
(Cost $2,893)		4,084

Other - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(e)(f)
(Cost $6,968)	6,967,758	2,510

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.06% (g)	8,745,622	8,747
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	3,355,514	3,356
TOTAL MONEY MARKET FUNDS
(Cost $12,103)		12,103
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,029,917)		3,091,506
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,722)
NET ASSETS - 100%		$3,088,784

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,538,000 or 0.1% of net assets.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,488,000 or 0.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mirion Technologies, Inc.	6/16/21	$6,715
Reddit, Inc. Series E	5/18/21	$153
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,968

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$21,341	$123,370	$135,964	$3	$--	$--	$8,747	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	39,925	325,732	362,301	1,889	--	--	3,356	0.0%
Total	$61,266	$449,102	$498,265	$1,892	$--	$--	$12,103

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$256,921	$256,921	$--	$--
Consumer Discretionary	163,063	162,841	--	222
Consumer Staples	167,544	167,544	--	--
Energy	271,036	271,036	--	--
Financials	609,019	602,263	6,756	--
Health Care	415,157	388,091	27,066	--
Industrials	480,677	460,203	20,474	--
Information Technology	599,892	596,014	3,878	--
Materials	74,872	64,469	10,403	--
Real Estate	27,581	27,581	--	--
Utilities	11,131	11,131	--	--
Other	2,510	--	--	2,510
Money Market Funds	12,103	12,103	--	--
Total Investments in Securities:	$3,091,506	$3,020,197	$68,577	$2,732

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Canada	2.1%
United Kingdom	2.1%
Germany	1.9%
Netherlands	1.5%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,962) — See accompanying schedule: Unaffiliated issuers (cost $2,017,814)	$3,079,403
Fidelity Central Funds (cost $12,103)	12,103
Total Investment in Securities (cost $2,029,917)		$3,091,506
Restricted cash		115
Receivable for investments sold		3,592
Receivable for fund shares sold		1,748
Dividends receivable		2,537
Distributions receivable from Fidelity Central Funds		3
Prepaid expenses		4
Other receivables		333
Total assets		3,099,838
Liabilities
Payable for investments purchased	$1,444
Payable for fund shares redeemed	4,897
Accrued management fee	891
Other affiliated payables	418
Other payables and accrued expenses	46
Collateral on securities loaned	3,358
Total liabilities		11,054
Net Assets		$3,088,784
Net Assets consist of:
Paid in capital		$1,959,970
Total accumulated earnings (loss)		1,128,814
Net Assets		$3,088,784
Net Asset Value, offering price and redemption price per share ($3,088,784 ÷ 71,820 shares)		$43.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$25,137
Non-Cash dividends		17,258
Income from Fidelity Central Funds (including $1,889 from security lending)		1,892
Total income		44,287
Expenses
Management fee
Basic fee	$7,859
Performance adjustment	(2,522)
Transfer agent fees	2,097
Accounting fees	440
Custodian fees and expenses	16
Independent trustees' fees and expenses	5
Registration fees	46
Audit	30
Legal	3
Miscellaneous	7
Total expenses before reductions	7,981
Expense reductions	(42)
Total expenses after reductions		7,939
Net investment income (loss)		36,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,407
Total net realized gain (loss)		46,407
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	111,049
Unfunded commitments	(1,251)
Assets and liabilities in foreign currencies	(20)
Total change in net unrealized appreciation (depreciation)		109,778
Net gain (loss)		156,185
Net increase (decrease) in net assets resulting from operations		$192,533

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,348	$43,004
Net realized gain (loss)	46,407	87,979
Change in net unrealized appreciation (depreciation)	109,778	959,927
Net increase (decrease) in net assets resulting from operations	192,533	1,090,910
Distributions to shareholders	(54,949)	(102,667)
Share transactions
Proceeds from sales of shares	267,544	535,535
Reinvestment of distributions	41,359	83,076
Cost of shares redeemed	(326,843)	(810,677)
Net increase (decrease) in net assets resulting from share transactions	(17,940)	(192,066)
Total increase (decrease) in net assets	119,644	796,177
Net Assets
Beginning of period	2,969,140	2,172,963
End of period	$3,088,784	$2,969,140
Other Information
Shares
Sold	6,445	16,432
Issued in reinvestment of distributions	991	2,540
Redeemed	(7,878)	(24,878)
Net increase (decrease)	(442)	(5,906)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$41.09	$27.80	$32.11	$33.02	$30.85	$26.62
Income from Investment Operations
Net investment income (loss)A	.50B	.57	.63	.63	.47	.38
Net realized and unrealized gain (loss)	2.19	14.10	(3.12)	2.17	2.87	4.91
Total from investment operations	2.69	14.67	(2.49)	2.80	3.34	5.29
Distributions from net investment income	(.16)	(.65)	(.62)	(.53)C	(.38)	(.41)
Distributions from net realized gain	(.61)	(.73)	(1.20)	(3.18)C	(.79)	(.65)
Total distributions	(.77)	(1.38)	(1.82)	(3.71)	(1.17)	(1.06)
Net asset value, end of period	$43.01	$41.09	$27.80	$32.11	$33.02	$30.85
Total ReturnD,E	6.59%	54.08%	(8.41)%	9.57%	10.96%	20.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.48%	.47%	.63%	.67%	.62%
Expenses net of fee waivers, if any	.53%H	.48%	.47%	.63%	.67%	.62%
Expenses net of all reductions	.53%H	.48%	.47%	.62%	.66%	.62%
Net investment income (loss)	2.43%B,H	1.73%	2.05%	1.96%	1.44%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$3,089	$2,969	$2,173	$2,796	$3,864	$4,656
Portfolio turnover rateI	11%H	18%	32%J	35%J	40%J	32%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.28%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,191,453
Gross unrealized depreciation	(146,032)
Net unrealized appreciation (depreciation)	$1,045,421
Tax cost	$2,046,085

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Large Cap Stock Fund	2,625.08

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock Fund	167,550	183,890

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Large Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Stock Fund	$2

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Stock Fund	Borrower	$9,259.29%		$-*

* Amount represents less than five hundred dollars.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock Fund	10,003	11,014	3,796

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Large Cap Stock Fund	333

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Large Cap Stock Fund	$2

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Stock Fund	$116	$2	$658

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $42.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Large Cap Stock Fund	.53%
Actual		$1,000.00	$1,065.90	$2.76
Hypothetical-C		$1,000.00	$1,022.53	$2.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Large Cap Stock Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LCS-SANN-1221
1.465347.124

Fidelity® Small Cap Stock Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Insperity, Inc.	2.5
Builders FirstSource, Inc.	2.4
Medpace Holdings, Inc.	2.3
Walker & Dunlop, Inc.	2.3
GMS, Inc.	2.2
LPL Financial	2.1
Jones Lang LaSalle, Inc.	2.0
TriNet Group, Inc.	2.0
Concentrix Corp.	1.8
Semler Scientific, Inc.	1.7
21.3

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Financials	18.8
Industrials	18.5
Health Care	15.5
Information Technology	13.6
Consumer Discretionary	10.8

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 15.8%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.2%
IDT Corp. Class B (a)	305,689	$14,786
LICT Corp. (a)	159	3,975
		18,761
Entertainment - 0.0%
Lions Gate Entertainment Corp. Class A (a)(b)	24,654	319
Interactive Media & Services - 1.1%
Outbrain, Inc.	344,100	5,829
Synchro Food Co. Ltd. (a)	90,700	311
Trustpilot Group PLC (a)(c)	120,523	522
ZipRecruiter, Inc. (a)	414,993	11,529
		18,191
Media - 1.2%
Lee Enterprises, Inc. (a)	199,319	4,176
Nexstar Broadcasting Group, Inc. Class A	52,708	7,903
Tegna, Inc.	410,000	8,061
		20,140

TOTAL COMMUNICATION SERVICES		57,411

CONSUMER DISCRETIONARY - 10.8%
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)(b)	501,500	7,116
Hotels, Restaurants & Leisure - 0.9%
Angler Gaming PLC	786,816	1,182
Potbelly Corp. (a)	588,737	3,544
RCI Hospitality Holdings, Inc.	140,414	9,520
		14,246
Household Durables - 0.1%
Cavco Industries, Inc. (a)	6,000	1,442
Dream Finders Homes, Inc. (b)	45,042	715
		2,157
Internet & Direct Marketing Retail - 4.5%
a.k.a. Brands Holding Corp.	542,899	5,521
BHG Group AB (a)	1,026,879	11,820
Global-e Online Ltd. (a)	87,929	5,088
Home24 AG (a)(b)	320,335	4,181
Kogan.Com Ltd. (b)	1,986,034	14,850
Liquidity Services, Inc. (a)	197,259	4,355
Porch Group, Inc. Class A (a)	368,511	7,750
Poshmark, Inc. (b)	281,334	6,845
Temple & Webster Group Ltd. (a)	1,232,722	11,749
Vente-Unique.Com SA	56,573	1,069
		73,228
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	83,387	3,489
Multiline Retail - 0.1%
Tuesday Morning Corp. (a)(b)	506,407	1,150
Specialty Retail - 4.1%
Camping World Holdings, Inc. (b)	557,944	20,783
JOANN, Inc. (b)	189,696	1,939
Lyko Group AB (A Shares) (a)	131,292	4,365
Musti Group OYJ	529,977	20,818
OneWater Marine, Inc. Class A	330,553	14,657
Tile Shop Holdings, Inc. (a)(b)	534,570	4,458
		67,020
Textiles, Apparel & Luxury Goods - 0.5%
Rocky Brands, Inc.	137,265	7,488

TOTAL CONSUMER DISCRETIONARY		175,894

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	433,031	25,306
Cake Box Holdings PLC	1,471,380	7,410
		32,716
Personal Products - 0.4%
MediFast, Inc.	34,018	6,677
Tobacco - 0.9%
Turning Point Brands, Inc.	358,512	13,684

TOTAL CONSUMER STAPLES		53,077

ENERGY - 6.5%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A (a)	816,368	10,547
Profire Energy, Inc. (a)	332,863	396
		10,943
Oil, Gas & Consumable Fuels - 5.8%
Bonanza Creek Energy, Inc.	279,269	15,678
Brigham Minerals, Inc. Class A	286,857	6,649
Enviva Partners LP	179,185	11,998
Evolution Petroleum Corp.	880,567	5,231
Extraction Oil & Gas, Inc. (a)	148,774	9,913
Gulfport Energy Corp. (a)	178,104	14,612
Northern Oil & Gas, Inc.	635,000	14,707
Oasis Petroleum, Inc.	89,000	10,733
SilverBow Resources, Inc. (a)	170,414	4,703
		94,224

TOTAL ENERGY		105,167

FINANCIALS - 18.8%
Banks - 0.3%
Parke Bancorp, Inc.	144,435	3,202
Union Bankshares, Inc.	87,061	2,786
		5,988
Capital Markets - 7.0%
Bridge Investment Group Holdings, Inc.	915,754	17,354
Bridgepoint Group Holdings Ltd. (c)	891,599	6,052
Gresham House PLC	473,455	5,572
Impax Asset Management Group PLC	1,642,018	24,629
Liontrust Asset Management PLC	273,763	8,168
LPL Financial	205,517	33,709
OTC Markets Group, Inc. Class A	44,053	2,225
P10, Inc. (a)(b)	388,700	4,859
P10, Inc. Class B (a)	12,663	158
StepStone Group, Inc. Class A	98,985	4,650
Titanium OYJ	184,242	3,301
Westwood Holdings Group, Inc.	171,564	2,985
		113,662
Consumer Finance - 2.9%
Atlanticus Holdings Corp. (a)	90,981	7,050
First Cash Financial Services, Inc.	250,208	22,136
Nelnet, Inc. Class A	217,146	17,943
		47,129
Insurance - 2.4%
GoHealth, Inc. (a)	2,180,000	11,772
HCI Group, Inc. (b)	131,132	17,573
Tiptree, Inc.	605,872	9,458
		38,803
Thrifts & Mortgage Finance - 6.2%
Axos Financial, Inc. (a)	474,075	25,126
Enact Holdings, Inc.	361,266	8,302
Hingham Institution for Savings	21,840	7,889
NMI Holdings, Inc. (a)	531,512	12,905
Southern Missouri Bancorp, Inc.	189,446	10,306
Walker & Dunlop, Inc.	281,563	36,623
		101,151

TOTAL FINANCIALS		306,733

HEALTH CARE - 15.5%
Biotechnology - 1.3%
Bioventix PLC	12,270	605
Emergent BioSolutions, Inc. (a)	258,856	12,340
Organogenesis Holdings, Inc. Class A (a)	770,000	8,455
		21,400
Health Care Equipment & Supplies - 4.7%
Axonics Modulation Technologies, Inc. (a)	193,000	14,157
Medistim ASA	50,598	2,276
OrthoPediatrics Corp. (a)(b)	140,716	10,015
Pro-Dex, Inc. (a)	73,856	1,792
Sanara Medtech, Inc. (a)(b)	58,836	2,053
Semler Scientific, Inc. (a)	184,353	27,651
TransMedics Group, Inc. (a)	228,862	6,278
Tristel PLC (b)	949,146	6,365
Utah Medical Products, Inc. (b)	52,986	5,131
		75,718
Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (a)	16,552	1,026
ATI Physical Therapy, Inc. (b)	117,017	336
The Ensign Group, Inc.	44,145	3,444
The Joint Corp. (a)(b)	140,428	12,285
Viemed Healthcare, Inc. (a)	543,017	3,115
		20,206
Health Care Technology - 4.6%
Evolent Health, Inc. (a)(b)	673,643	19,718
Health Catalyst, Inc. (a)	312,126	16,430
Omnicell, Inc. (a)	50,105	8,926
Phreesia, Inc. (a)	343,618	24,239
Schrodinger, Inc. (a)	94,827	5,176
		74,489
Life Sciences Tools & Services - 3.2%
Addlife AB	376,200	15,384
Medpace Holdings, Inc. (a)	163,916	37,135
		52,519
Pharmaceuticals - 0.5%
Harrow Health, Inc. (a)	808,233	8,155

TOTAL HEALTH CARE		252,487

INDUSTRIALS - 18.5%
Building Products - 2.5%
Builders FirstSource, Inc. (a)	672,990	39,215
Reliance Worldwide Corp. Ltd.	496,394	2,155
		41,370
Commercial Services & Supplies - 0.8%
Qleanair Holding AB (d)	809,027	6,086
Sdiptech AB (a)	139,097	7,248
		13,334
Construction & Engineering - 1.5%
NV5 Global, Inc. (a)	232,939	24,256
Electrical Equipment - 0.2%
Orion Energy Systems, Inc. (a)	57,277	234
Powell Industries, Inc.	114,872	2,971
		3,205
Industrial Conglomerates - 0.2%
Volati AB	171,177	3,827
Machinery - 0.7%
Hurco Companies, Inc.	321,465	10,432
Twin Disc, Inc. (a)	86,855	1,179
		11,611
Professional Services - 9.7%
CACI International, Inc. Class A (a)	47,915	13,782
First Advantage Corp. (b)	751,559	14,054
Franklin Covey Co. (a)	392,978	16,603
Insperity, Inc.	323,867	40,484
Kelly Partners Group Holdings Ltd.	961,703	2,619
MISTRAS Group, Inc. (a)	486,033	4,773
Red Violet, Inc. (a)(b)	530,061	16,882
SHL-JAPAN Ltd.	36,981	813
Sterling Check Corp.	363,000	7,786
Talenom OYJ	460,023	7,392
TriNet Group, Inc. (a)	317,462	32,143
		157,331
Trading Companies & Distributors - 2.9%
DXP Enterprises, Inc. (a)	212,599	7,007
GMS, Inc. (a)	707,976	35,066
Teqnion AB (a)	315,700	4,963
		47,036

TOTAL INDUSTRIALS		301,970

INFORMATION TECHNOLOGY - 13.6%
Electronic Equipment & Components - 1.4%
Insight Enterprises, Inc. (a)	150,891	14,289
TD SYNNEX Corp.	78,310	8,223
		22,512
IT Services - 5.3%
Cass Information Systems, Inc.	187,072	7,668
Concentrix Corp.	166,018	29,498
Cyxtera Technologies, Inc.:
warrants 9/10/27 (a)	214,878	501
Class A (a)(b)	876,471	8,712
Dlocal Ltd.	19,000	922
ECIT A/S (a)	4,839,684	5,557
MoneyGram International, Inc. (a)	1,726,985	10,310
Paya Holdings, Inc. (a)(b)	1,463,309	13,331
Paymentus Holdings, Inc. (a)	3,000	77
Priority Technology Holdings, Inc. (a)	1,264,651	6,677
TaskUs, Inc.	47,900	2,773
		86,026
Software - 6.2%
24sevenoffice Scandinavia AB (a)	1,247,162	2,454
Admicom OYJ	37,342	3,971
CCC Intelligent Solutions Holdings, Inc. Class A (a)	476,564	5,709
ChannelAdvisor Corp. (a)	798,921	20,380
Cint Group AB	168,279	2,539
E2open Parent Holdings, Inc. (a)(b)	1,000,000	12,500
EcoOnline Holding A/S (a)	439,456	1,144
Elmo Software Ltd. (a)(b)	744,793	2,969
EverCommerce, Inc.	450,000	9,306
GetBusy PLC (a)	2,309,434	2,133
Intapp, Inc.	202,282	5,462
Intelligent Systems Corp. (a)(b)	170,540	7,219
LeadDesk Oyj (a)	122,505	3,413
MSL Solutions Ltd. (a)	9,224,955	1,527
Orn Software A/S (a)	1,906,169	2,236
Park City Group, Inc. (a)(b)	714,638	4,052
Paycor HCM, Inc.	5,900	191
SecureWorks Corp. (a)	326,354	6,011
Sikri Holding A/S (a)	261,758	3,796
Upsales Technology AB (a)	513,877	5,026
		102,038
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	412,700	11,820

TOTAL INFORMATION TECHNOLOGY		222,396

MATERIALS - 1.4%
Chemicals - 0.8%
Ciner Resources LP (a)	4,122	67
Hawkins, Inc.	46,272	1,697
Intrepid Potash, Inc. (a)	82,370	4,012
Nanophase Technologies Corp. (a)	297,148	951
The Chemours Co. LLC	210,000	5,884
		12,611
Containers & Packaging - 0.3%
UFP Technologies, Inc. (a)	80,397	4,976
Metals & Mining - 0.3%
Steel Dynamics, Inc.	66,416	4,389

TOTAL MATERIALS		21,976

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Essential Properties Realty Trust, Inc. (b)	512,633	15,271
Plymouth Industrial REIT, Inc.	300,000	7,668
Retail Value, Inc.	70	0
Spirit Realty Capital, Inc.	260,000	12,722
		35,661
Real Estate Management & Development - 4.4%
BBX Capital, Inc. (a)	249,685	2,494
Cushman & Wakefield PLC (a)	761,201	13,998
Jones Lang LaSalle, Inc. (a)	124,730	32,209
Marcus & Millichap, Inc. (a)	251,208	11,832
Newmark Group, Inc.	810,777	12,064
		72,597

TOTAL REAL ESTATE		108,258

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	108,593	9,372
TOTAL COMMON STOCKS
(Cost $1,254,277)		1,614,741

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.06% (e)	5,328,626	5,330
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	94,182,567	94,192
TOTAL MONEY MARKET FUNDS
(Cost $99,522)		99,522
TOTAL INVESTMENT IN SECURITIES - 105.2%
(Cost $1,353,799)		1,714,263
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(84,206)
NET ASSETS - 100%		$1,630,057

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,574,000 or 0.4% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,087	$203,925	$203,682	$3	$--	$--	$5,330	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	112,864	268,294	286,966	1,148	--	--	94,192	0.3%
Total	$117,951	$472,219	$490,648	$1,151	$--	$--	$99,522

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Qleanair Holding AB	$6,218	$--	$126	$109	$12	$(18)	$6,086
Total	$6,218	$--	$126	$109	$12	$(18)	$6,086

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$57,411	$57,100	$311	$--
Consumer Discretionary	175,894	175,894	--	--
Consumer Staples	53,077	53,077	--	--
Energy	105,167	105,167	--	--
Financials	306,733	306,733	--	--
Health Care	252,487	252,487	--	--
Industrials	301,970	301,157	813	--
Information Technology	222,396	222,396	--	--
Materials	21,976	21,976	--	--
Real Estate	108,258	108,258	--	--
Utilities	9,372	9,372	--	--
Money Market Funds	99,522	99,522	--	--
Total Investments in Securities:	$1,714,263	$1,713,139	$1,124	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.2%
United Kingdom	4.6%
Sweden	3.8%
Finland	2.4%
Australia	2.2%
Norway	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $90,652) — See accompanying schedule: Unaffiliated issuers (cost $1,248,586)	$1,608,655
Fidelity Central Funds (cost $99,522)	99,522
Other affiliated issuers (cost $5,691)	6,086
Total Investment in Securities (cost $1,353,799)		$1,714,263
Receivable for investments sold		18,196
Receivable for fund shares sold		194
Dividends receivable		329
Distributions receivable from Fidelity Central Funds		179
Prepaid expenses		2
Other receivables		75
Total assets		1,733,238
Liabilities
Payable to custodian bank	$740
Payable for investments purchased	6,395
Payable for fund shares redeemed	585
Accrued management fee	976
Other affiliated payables	228
Other payables and accrued expenses	70
Collateral on securities loaned	94,187
Total liabilities		103,181
Net Assets		$1,630,057
Net Assets consist of:
Paid in capital		$1,082,381
Total accumulated earnings (loss)		547,676
Net Assets		$1,630,057
Net Asset Value, offering price and redemption price per share ($1,630,057 ÷ 71,423 shares)		$22.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends (including $109 earned from other affiliated issuers)		$6,054
Special dividends		1,569
Income from Fidelity Central Funds (including $1,148 from security lending)		1,151
Total income		8,774
Expenses
Management fee
Basic fee	$5,417
Performance adjustment	442
Transfer agent fees	1,133
Accounting fees	249
Custodian fees and expenses	42
Independent trustees' fees and expenses	3
Registration fees	8
Audit	29
Legal	2
Miscellaneous	3
Total expenses before reductions	7,328
Expense reductions	(23)
Total expenses after reductions		7,305
Net investment income (loss)		1,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	187,649
Affiliated issuers	12
Foreign currency transactions	121
Total net realized gain (loss)		187,782
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(107,856)
Affiliated issuers	(18)
Unfunded commitments	22
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(107,854)
Net gain (loss)		79,928
Net increase (decrease) in net assets resulting from operations		$81,397

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,469	$(731)
Net realized gain (loss)	187,782	227,421
Change in net unrealized appreciation (depreciation)	(107,854)	466,004
Net increase (decrease) in net assets resulting from operations	81,397	692,694
Distributions to shareholders	(130,437)	–
Share transactions
Proceeds from sales of shares	25,528	85,348
Reinvestment of distributions	125,798	–
Cost of shares redeemed	(81,503)	(265,746)
Net increase (decrease) in net assets resulting from share transactions	69,823	(180,398)
Total increase (decrease) in net assets	20,783	512,296
Net Assets
Beginning of period	1,609,274	1,096,978
End of period	$1,630,057	$1,609,274
Other Information
Shares
Sold	1,135	4,424
Issued in reinvestment of distributions	5,679	–
Redeemed	(3,642)	(14,529)
Net increase (decrease)	3,172	(10,105)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.58	$14.00	$16.89	$19.56	$19.38	$17.48
Income from Investment Operations
Net investment income (loss)A	.02B	(.01)	.05	.12C	.08D	.03
Net realized and unrealized gain (loss)	1.14	9.59	(2.88)	.90	1.86	2.60
Total from investment operations	1.16	9.58	(2.83)	1.02	1.94	2.63
Distributions from net investment income	–	–	(.06)	(.06)	(.07)	–E
Distributions from net realized gain	(1.92)	–	–	(3.64)	(1.69)	(.72)
Total distributions	(1.92)	–	(.06)	(3.69)F	(1.76)	(.73)F
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$22.82	$23.58	$14.00	$16.89	$19.56	$19.38
Total ReturnG,H	5.16%	68.43%	(16.85)%	6.66%	10.39%	15.44%
Ratios to Average Net AssetsI,J
Expenses before reductions	.91%K	.88%	.91%	.67%	.82%	1.02%
Expenses net of fee waivers, if any	.91%K	.88%	.91%	.67%	.82%	1.02%
Expenses net of all reductions	.91%K	.86%	.90%	.67%	.81%	1.02%
Net investment income (loss)	.09%B,K	(.05)%	.27%	.66%C	.39%D	.14%
Supplemental Data
Net assets, end of period (in millions)	$1,630	$1,609	$1,097	$1,515	$1,595	$1,777
Portfolio turnover rateL	113%K	123%M	65%M	66%M	63%M	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.01) %.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$410,534
Gross unrealized depreciation	(50,776)
Net unrealized appreciation (depreciation)	$359,758
Tax cost	$1,354,505

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock Fund	903,678	965,078

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Small Cap Stock Fund	171	1,250	3,201

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Stock Fund	$45

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock Fund	29,799	61,344	15,955

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Stock Fund	$1

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Stock Fund	$115	$3	$760

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $23.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Small Cap Stock Fund	.91%
Actual		$1,000.00	$1,051.60	$4.71
Hypothetical-C		$1,000.00	$1,020.62	$4.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Small Cap Stock Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SLCX-SANN-1221
1.711817.123

Fidelity® Small Cap Discovery Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Jones Lang LaSalle, Inc.	3.9
ASGN, Inc.	3.6
Insight Enterprises, Inc.	3.5
Valvoline, Inc.	3.0
First American Financial Corp.	2.8
Syneos Health, Inc.	2.8
Cullen/Frost Bankers, Inc.	2.7
Charles River Laboratories International, Inc.	2.5
Enstar Group Ltd.	2.4
Concentrix Corp.	2.3
29.5

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Financials	19.4
Industrials	18.5
Information Technology	13.3
Health Care	12.9
Real Estate	10.1

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 24.1%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Interactive Media & Services - 2.2%
Dip Corp.	1,000,000	$35,879,314
Ziff Davis, Inc. (a)(b)	300,000	38,481,000
		74,360,314
Media - 1.1%
Cogeco Communications, Inc.	250,000	21,470,992
Emerald Holding, Inc. (a)(c)	3,750,000	15,187,500
		36,658,492

TOTAL COMMUNICATION SERVICES		111,018,806

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 2.4%
Adient PLC (a)	650,000	27,053,000
Linamar Corp.	400,000	22,000,646
Patrick Industries, Inc.	400,000	31,164,000
		80,217,646
Diversified Consumer Services - 2.3%
Adtalem Global Education, Inc. (a)	1,200,000	44,316,000
OneSpaWorld Holdings Ltd. (a)(b)	1,500,000	16,200,000
Perdoceo Education Corp. (a)	1,500,000	15,930,000
		76,446,000
Hotels, Restaurants & Leisure - 1.3%
Hilton Grand Vacations, Inc. (a)	900,000	45,252,000
Household Durables - 2.1%
Helen of Troy Ltd. (a)(b)	200,000	44,990,000
LGI Homes, Inc. (a)(b)	175,000	26,127,500
		71,117,500
Multiline Retail - 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	500,000	33,830,000
Specialty Retail - 0.7%
America's Car Mart, Inc. (a)	67,816	8,103,334
Rent-A-Center, Inc.	66,353	3,533,961
Winmark Corp.	50,000	11,641,000
		23,278,295

TOTAL CONSUMER DISCRETIONARY		330,141,441

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	600,000	35,064,000
Food Products - 0.4%
TreeHouse Foods, Inc. (a)	350,000	12,649,000

TOTAL CONSUMER STAPLES		47,713,000

ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Championx Corp. (a)	250,000	6,557,500
ShawCor Ltd. Class A (a)	2,500,000	10,766,807
		17,324,307
Oil, Gas & Consumable Fuels - 1.6%
Brigham Minerals, Inc. Class A	2,200,000	50,996,000

TOTAL ENERGY		68,320,307

FINANCIALS - 19.4%
Banks - 7.3%
BOK Financial Corp.	750,000	75,877,500
Cullen/Frost Bankers, Inc.	700,000	90,650,000
First Citizens Bancshares, Inc. (b)	10,000	8,139,000
First Hawaiian, Inc.	1,500,000	41,385,000
Wintrust Financial Corp.	350,000	30,975,000
		247,026,500
Capital Markets - 1.8%
BrightSphere Investment Group, Inc.	2,000,000	59,960,000
Consumer Finance - 2.5%
Encore Capital Group, Inc. (a)	300,000	16,206,000
First Cash Financial Services, Inc.	750,000	66,352,500
		82,558,500
Diversified Financial Services - 1.0%
Cannae Holdings, Inc. (a)	1,000,000	34,100,000
Insurance - 6.8%
Assurant, Inc.	175,000	28,229,250
BRP Group, Inc. (a)	250,000	9,125,000
Enstar Group Ltd. (a)	350,000	80,773,000
First American Financial Corp.	1,300,000	95,082,000
Primerica, Inc.	100,000	16,824,000
		230,033,250

TOTAL FINANCIALS		653,678,250

HEALTH CARE - 12.9%
Biotechnology - 0.4%
Emergent BioSolutions, Inc. (a)	250,000	11,917,500
Health Care Equipment & Supplies - 3.6%
Envista Holdings Corp. (a)	2,000,000	78,200,000
Hill-Rom Holdings, Inc.	250,000	38,725,000
Utah Medical Products, Inc.	50,000	4,841,500
		121,766,500
Health Care Providers & Services - 2.3%
Premier, Inc.	1,350,000	52,582,500
R1 RCM, Inc. (a)	1,150,000	24,955,000
		77,537,500
Life Sciences Tools & Services - 5.3%
Charles River Laboratories International, Inc. (a)	190,000	85,249,200
Syneos Health, Inc. (a)	1,000,000	93,340,000
		178,589,200
Pharmaceuticals - 1.3%
Prestige Brands Holdings, Inc. (a)	750,000	44,992,500

TOTAL HEALTH CARE		434,803,200

INDUSTRIALS - 18.5%
Aerospace & Defense - 0.3%
Ultra Electronics Holdings PLC	250,000	11,092,098
Commercial Services & Supplies - 2.3%
Cimpress PLC (a)	500,000	44,660,000
The Brink's Co.	450,000	30,996,000
		75,656,000
Industrial Conglomerates - 0.7%
Rheinmetall AG	250,000	24,229,760
Professional Services - 9.2%
ASGN, Inc. (a)	1,000,000	119,660,000
BGSF, Inc.	6,216	74,778
Insperity, Inc.	500,000	62,500,000
Intertrust NV (a)(d)	2,500,000	37,801,200
Kforce, Inc.	750,000	48,570,000
Persol Holdings Co. Ltd.	1,500,000	40,317,987
		308,923,965
Road & Rail - 3.9%
TFI International, Inc.	700,000	77,581,000
TFI International, Inc. (Canada)	475,000	52,669,885
		130,250,885
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	1,200,000	63,444,000
MRC Global, Inc. (a)	1,000,000	8,300,000
		71,744,000

TOTAL INDUSTRIALS		621,896,708

INFORMATION TECHNOLOGY - 13.3%
Electronic Equipment & Components - 6.1%
Insight Enterprises, Inc. (a)	1,250,000	118,375,000
Methode Electronics, Inc. Class A	346,105	14,560,637
TD SYNNEX Corp.	333,000	34,965,000
TTM Technologies, Inc. (a)(b)	2,750,000	36,410,000
		204,310,637
IT Services - 4.9%
Computer Services, Inc.	350,000	19,250,000
Concentrix Corp.	444,000	78,889,920
Genpact Ltd.	1,000,000	49,350,000
Poletowin Pitcrew Holdings, Inc.	228,100	2,056,711
Tucows, Inc. (a)(b)	200,000	16,460,000
		166,006,631
Semiconductors & Semiconductor Equipment - 1.6%
Cirrus Logic, Inc. (a)	248,300	20,065,123
CMC Materials, Inc.	175,000	22,464,750
Ichor Holdings Ltd. (a)	300,000	13,116,000
		55,645,873
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)	99,999	6,332,937
Technology Hardware, Storage & Peripherals - 0.5%
Elecom Co. Ltd.	1,000,000	15,295,587

TOTAL INFORMATION TECHNOLOGY		447,591,665

MATERIALS - 6.2%
Chemicals - 3.0%
Valvoline, Inc.	3,000,000	101,880,000
Construction Materials - 2.8%
Eagle Materials, Inc.	175,000	25,963,000
RHI Magnesita NV	700,000	32,169,136
Wienerberger AG	1,000,000	35,396,720
		93,528,856
Metals & Mining - 0.4%
ERO Copper Corp. (a)	750,000	13,992,809

TOTAL MATERIALS		209,401,665

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
CareTrust (REIT), Inc.	1,000,000	20,750,000
Corporate Office Properties Trust (SBI)	1,000,000	27,120,000
Douglas Emmett, Inc.	2,000,000	65,360,000
iStar Financial, Inc.	1,000,000	25,240,000
		138,470,000
Real Estate Management & Development - 6.0%
Cushman & Wakefield PLC (a)	3,900,000	71,721,000
Jones Lang LaSalle, Inc. (a)	500,000	129,115,000
		200,836,000

TOTAL REAL ESTATE		339,306,000

UTILITIES - 1.6%
Electric Utilities - 0.2%
Portland General Electric Co.	100,000	4,931,000
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares (b)	800,000	48,512,000

TOTAL UTILITIES		53,443,000

TOTAL COMMON STOCKS
(Cost $2,235,579,105)		3,317,314,042

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (e)	49,661,867	49,671,800
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	45,675,900	45,680,467
TOTAL MONEY MARKET FUNDS
(Cost $95,352,267)		95,352,267
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $2,330,931,372)		3,412,666,309
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(48,138,714)
NET ASSETS - 100%		$3,364,527,595

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,801,200 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$28,804,687	$237,154,054	$216,286,941	$8,127	$--	$--	$49,671,800	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	90,852,362	258,667,300	303,839,195	69,783	--	--	45,680,467	0.1%
Total	$119,657,049	$495,821,354	$520,126,136	$77,910	$--	$--	$95,352,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Emerald Holding, Inc.	$23,281,500	$--	$2,257,177	$--	$(6,202,540)	$365,717	$15,187,500
Total	$23,281,500	$--	$2,257,177	$--	$(6,202,540)	$365,717	$15,187,500

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$111,018,806	$75,139,492	$35,879,314	$--
Consumer Discretionary	330,141,441	330,141,441	--	--
Consumer Staples	47,713,000	47,713,000	--	--
Energy	68,320,307	68,320,307	--	--
Financials	653,678,250	653,678,250	--	--
Health Care	434,803,200	434,803,200	--	--
Industrials	621,896,708	581,578,721	40,317,987	--
Information Technology	447,591,665	430,239,367	17,352,298	--
Materials	209,401,665	209,401,665	--	--
Real Estate	339,306,000	339,306,000	--	--
Utilities	53,443,000	53,443,000	--	--
Money Market Funds	95,352,267	95,352,267	--	--
Total Investments in Securities:	$3,412,666,309	$3,319,116,710	$93,549,599	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.9%
Canada	7.3%
Bermuda	5.2%
Japan	2.8%
United Kingdom	2.4%
Ireland	2.2%
Netherlands	2.1%
Austria	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,435,253) — See accompanying schedule: Unaffiliated issuers (cost $2,178,098,285)	$3,302,126,542
Fidelity Central Funds (cost $95,352,267)	95,352,267
Other affiliated issuers (cost $57,480,820)	15,187,500
Total Investment in Securities (cost $2,330,931,372)		$3,412,666,309
Cash		31,410
Foreign currency held at value (cost $2)		2
Receivable for fund shares sold		1,153,864
Dividends receivable		1,557,632
Distributions receivable from Fidelity Central Funds		7,785
Prepaid expenses		4,212
Other receivables		21,281
Total assets		3,415,442,495
Liabilities
Payable for investments purchased	$1,385,553
Payable for fund shares redeemed	1,205,975
Accrued management fee	2,148,052
Other affiliated payables	450,684
Other payables and accrued expenses	47,567
Collateral on securities loaned	45,677,069
Total liabilities		50,914,900
Net Assets		$3,364,527,595
Net Assets consist of:
Paid in capital		$2,174,971,689
Total accumulated earnings (loss)		1,189,555,906
Net Assets		$3,364,527,595
Net Asset Value, offering price and redemption price per share ($3,364,527,595 ÷ 109,809,713 shares)		$30.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$14,457,479
Income from Fidelity Central Funds (including $69,783 from security lending)		77,910
Total income		14,535,389
Expenses
Management fee
Basic fee	$10,909,459
Performance adjustment	1,434,105
Transfer agent fees	2,249,040
Accounting fees	473,179
Custodian fees and expenses	19,169
Independent trustees' fees and expenses	5,645
Registration fees	42,879
Audit	26,156
Legal	1,774
Interest	107
Miscellaneous	7,179
Total expenses before reductions	15,168,692
Expense reductions	(45,188)
Total expenses after reductions		15,123,504
Net investment income (loss)		(588,115)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,449,540
Affiliated issuers	(6,202,540)
Foreign currency transactions	(28,134)
Total net realized gain (loss)		109,218,866
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	105,810,188
Affiliated issuers	365,717
Assets and liabilities in foreign currencies	(47,680)
Total change in net unrealized appreciation (depreciation)		106,128,225
Net gain (loss)		215,347,091
Net increase (decrease) in net assets resulting from operations		$214,758,976

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(588,115)	$8,229,433
Net realized gain (loss)	109,218,866	232,719,322
Change in net unrealized appreciation (depreciation)	106,128,225	1,186,275,077
Net increase (decrease) in net assets resulting from operations	214,758,976	1,427,223,832
Distributions to shareholders	(95,791,064)	(71,928,795)
Share transactions
Proceeds from sales of shares	189,131,038	546,900,503
Reinvestment of distributions	88,435,292	68,198,120
Cost of shares redeemed	(202,595,365)	(680,544,829)
Net increase (decrease) in net assets resulting from share transactions	74,970,965	(65,446,206)
Total increase (decrease) in net assets	193,938,877	1,289,848,831
Net Assets
Beginning of period	3,170,588,718	1,880,739,887
End of period	$3,364,527,595	$3,170,588,718
Other Information
Shares
Sold	6,342,161	25,028,945
Issued in reinvestment of distributions	3,017,240	2,841,592
Redeemed	(6,841,350)	(30,486,651)
Net increase (decrease)	2,518,051	(2,616,114)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.55	$17.11	$23.60	$29.61	$32.05	$27.81
Income from Investment Operations
Net investment income (loss)A	(.01)	.08	.18	.32B	.19	.20
Net realized and unrealized gain (loss)	1.99	13.03	(4.94)	.68	1.53	4.18
Total from investment operations	1.98	13.11	(4.76)	1.00	1.72	4.38
Distributions from net investment income	–	(.07)C	(.19)	(.22)	(.19)	(.14)
Distributions from net realized gain	(.89)	(.60)C	(1.54)	(6.78)	(3.97)	–
Total distributions	(.89)	(.67)	(1.73)	(7.01)D	(4.16)	(.14)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$30.64	$29.55	$17.11	$23.60	$29.61	$32.05
Total ReturnF,G	6.84%	77.54%	(21.89)%	4.96%	5.46%	15.76%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.62%	.61%	.61%	.69%	.87%
Expenses net of fee waivers, if any	.94%J	.62%	.61%	.61%	.69%	.87%
Expenses net of all reductions	.94%J	.61%	.61%	.60%	.68%	.87%
Net investment income (loss)	(.04)%J	.33%	.81%	1.29%B	.61%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$3,364,528	$3,170,589	$1,880,740	$3,019,025	$4,507,452	$5,632,973
Portfolio turnover rateK	16%J	33%	52%	32%	41%	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,223,852,123
Gross unrealized depreciation	(142,741,224)
Net unrealized appreciation (depreciation)	$1,081,110,899
Tax cost	$2,331,555,410

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Discovery Fund	250,725,842	292,969,140

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Discovery Fund	$6,917

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Discovery Fund	Borrower	$3,954,667.33%		$107

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Discovery Fund	45,239,285	1,455,035	916,370

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Discovery Fund	$2,598

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Discovery Fund	$7,218	$3	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $17.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $45,171.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Small Cap Discovery Fund	16%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Small Cap Discovery Fund	.94%
Actual		$1,000.00	$1,068.40	$4.90
Hypothetical-C		$1,000.00	$1,020.47	$4.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in January 2018 and June 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Discovery Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Small Cap Discovery Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SMR-SANN-1221
1.749363.121

Fidelity® Series Small Cap Discovery Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Insight Enterprises, Inc.	3.4
First American Financial Corp.	3.3
Jones Lang LaSalle, Inc.	3.2
ASGN, Inc.	3.1
Envista Holdings Corp.	3.1
Syneos Health, Inc.	3.0
Concentrix Corp.	2.9
Valvoline, Inc.	2.8
First Cash Financial Services, Inc.	2.6
Cullen/Frost Bankers, Inc.	2.5
29.9

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Industrials	18.3
Financials	17.7
Information Technology	15.3
Health Care	13.0
Real Estate	10.1

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 23.8%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 3.3%
Interactive Media & Services - 1.9%
Dip Corp.	375,000	$13,454,743
Ziff Davis, Inc. (a)	125,000	16,033,750
		29,488,493
Media - 1.4%
Cogeco Communications, Inc.	150,000	12,882,595
Emerald Holding, Inc. (a)(b)	1,923,000	7,788,150
		20,670,745

TOTAL COMMUNICATION SERVICES		50,159,238

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 2.3%
Adient PLC (a)	500,000	20,810,000
Linamar Corp.	50,000	2,750,081
Patrick Industries, Inc.	150,000	11,686,500
		35,246,581
Diversified Consumer Services - 2.4%
Adtalem Global Education, Inc. (a)(b)	552,282	20,395,774
OneSpaWorld Holdings Ltd. (a)(b)	750,000	8,100,000
Perdoceo Education Corp. (a)	850,000	9,027,000
		37,522,774
Hotels, Restaurants & Leisure - 1.0%
Hilton Grand Vacations, Inc. (a)	300,000	15,084,000
Household Durables - 1.7%
Helen of Troy Ltd. (a)	85,000	19,120,750
LGI Homes, Inc. (a)(b)	50,000	7,465,000
		26,585,750
Multiline Retail - 1.3%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	300,000	20,298,000
Specialty Retail - 0.9%
America's Car Mart, Inc. (a)(b)	35,422	4,232,575
Rent-A-Center, Inc.	36,812	1,960,607
Winmark Corp. (b)	30,000	6,984,600
		13,177,782

TOTAL CONSUMER DISCRETIONARY		147,914,887

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	250,000	14,610,000
Food Products - 0.4%
TreeHouse Foods, Inc. (a)	150,000	5,421,000

TOTAL CONSUMER STAPLES		20,031,000

ENERGY - 2.4%
Energy Equipment & Services - 0.6%
ShawCor Ltd. Class A (a)	650,000	2,799,370
Total Energy Services, Inc. (a)	1,415,230	5,740,510
		8,539,880
Oil, Gas & Consumable Fuels - 1.8%
Brigham Minerals, Inc. Class A	1,200,000	27,816,000

TOTAL ENERGY		36,355,880

FINANCIALS - 17.7%
Banks - 6.0%
BOK Financial Corp.	300,000	30,351,000
Cullen/Frost Bankers, Inc.	300,000	38,850,000
First Hawaiian, Inc.	775,000	21,382,250
Wintrust Financial Corp.	25,000	2,212,500
		92,795,750
Capital Markets - 1.4%
BrightSphere Investment Group, Inc.	700,000	20,986,000
Consumer Finance - 3.3%
Encore Capital Group, Inc. (a)	200,000	10,804,000
First Cash Financial Services, Inc.	450,000	39,811,500
		50,615,500
Diversified Financial Services - 1.1%
Cannae Holdings, Inc. (a)	500,000	17,050,000
Insurance - 5.9%
Assurant, Inc.	50,000	8,065,500
Enstar Group Ltd. (a)	100,000	23,078,000
First American Financial Corp.	700,000	51,198,000
Primerica, Inc.	50,000	8,412,000
		90,753,500

TOTAL FINANCIALS		272,200,750

HEALTH CARE - 13.0%
Biotechnology - 0.4%
Emergent BioSolutions, Inc. (a)	125,000	5,958,750
Health Care Equipment & Supplies - 3.8%
Envista Holdings Corp. (a)	1,200,000	46,920,000
Hill-Rom Holdings, Inc.	50,000	7,745,000
Utah Medical Products, Inc.	32,219	3,119,766
		57,784,766
Health Care Providers & Services - 2.8%
Premier, Inc.	750,000	29,212,500
R1 RCM, Inc. (a)	650,000	14,105,000
		43,317,500
Life Sciences Tools & Services - 4.5%
Charles River Laboratories International, Inc. (a)	50,000	22,434,000
Syneos Health, Inc. (a)	500,000	46,670,000
		69,104,000
Pharmaceuticals - 1.5%
Prestige Brands Holdings, Inc. (a)	400,000	23,996,000

TOTAL HEALTH CARE		200,161,016

INDUSTRIALS - 18.3%
Commercial Services & Supplies - 2.7%
Cimpress PLC (a)	300,000	26,796,000
The Brink's Co.	200,000	13,776,000
		40,572,000
Industrial Conglomerates - 0.6%
Rheinmetall AG	100,000	9,691,904
Professional Services - 9.4%
ASGN, Inc. (a)	400,000	47,864,000
BGSF, Inc.	4,124	49,612
Insperity, Inc.	200,000	25,000,000
Intertrust NV (a)(c)	1,000,000	15,120,480
Kforce, Inc.	450,000	29,142,000
Persol Holdings Co. Ltd.	1,000,000	26,878,658
		144,054,750
Road & Rail - 3.4%
TFI International, Inc.	300,000	33,249,000
TFI International, Inc. (Canada)	175,000	19,404,695
		52,653,695
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (a)	600,000	31,722,000
MRC Global, Inc. (a)	250,000	2,075,000
		33,797,000

TOTAL INDUSTRIALS		280,769,349

INFORMATION TECHNOLOGY - 15.3%
Electronic Equipment & Components - 5.9%
Insight Enterprises, Inc. (a)	550,000	52,084,998
Methode Electronics, Inc. Class A (b)	175,000	7,362,250
TD SYNNEX Corp.	175,000	18,375,000
TTM Technologies, Inc. (a)	1,000,000	13,240,000
		91,062,248
IT Services - 7.4%
Computer Services, Inc. (b)	600,000	33,000,000
Concentrix Corp.	250,000	44,420,000
Genpact Ltd.	500,000	24,675,000
Poletowin Pitcrew Holdings, Inc.	136,000	1,226,272
Tucows, Inc. (a)(b)	125,000	10,287,500
		113,608,772
Semiconductors & Semiconductor Equipment - 1.4%
Cirrus Logic, Inc. (a)	149,000	12,040,690
CMC Materials, Inc.	40,000	5,134,800
Ichor Holdings Ltd. (a)	100,000	4,372,000
		21,547,490
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)(b)	41,666	2,638,708
Technology Hardware, Storage & Peripherals - 0.4%
Elecom Co. Ltd.	340,000	5,200,500

TOTAL INFORMATION TECHNOLOGY		234,057,718

MATERIALS - 5.9%
Chemicals - 2.8%
Valvoline, Inc.	1,250,000	42,450,000
Construction Materials - 2.7%
Eagle Materials, Inc.	75,000	11,127,000
RHI Magnesita NV	300,000	13,786,773
Wienerberger AG	450,000	15,928,524
		40,842,297
Metals & Mining - 0.4%
ERO Copper Corp. (a)	350,000	6,529,977

TOTAL MATERIALS		89,822,274

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 4.5%
CareTrust (REIT), Inc.	350,000	7,262,500
Corporate Office Properties Trust (SBI)	500,000	13,560,000
Douglas Emmett, Inc.	1,100,000	35,948,000
iStar Financial, Inc.	500,000	12,620,000
		69,390,500
Real Estate Management & Development - 5.6%
Cushman & Wakefield PLC (a)(b)	2,000,000	36,780,000
Jones Lang LaSalle, Inc. (a)	190,000	49,063,700
		85,843,700

TOTAL REAL ESTATE		155,234,200

UTILITIES - 1.4%
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares	350,000	21,224,000
TOTAL COMMON STOCKS
(Cost $1,012,916,377)		1,507,930,312

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.06% (d)	16,587,706	16,591,024
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	31,456,000	31,459,145
TOTAL MONEY MARKET FUNDS
(Cost $48,050,169)		48,050,169
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,060,966,546)		1,555,980,481
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(21,017,891)
NET ASSETS - 100%		$1,534,962,590

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,120,480 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$25,339,770	$137,135,290	$145,884,036	$1,979	$--	$--	$16,591,024	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	29,199,568	165,168,245	162,908,668	24,298	--	--	31,459,145	0.1%
Total	$54,539,338	$302,303,535	$308,792,704	$26,277	$--	$--	$48,050,169

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$50,159,238	$36,704,495	$13,454,743	$--
Consumer Discretionary	147,914,887	147,914,887	--	--
Consumer Staples	20,031,000	20,031,000	--	--
Energy	36,355,880	36,355,880	--	--
Financials	272,200,750	272,200,750	--	--
Health Care	200,161,016	200,161,016	--	--
Industrials	280,769,349	253,890,691	26,878,658	--
Information Technology	234,057,718	227,630,946	6,426,772	--
Materials	89,822,274	89,822,274	--	--
Real Estate	155,234,200	155,234,200	--	--
Utilities	21,224,000	21,224,000	--	--
Money Market Funds	48,050,169	48,050,169	--	--
Total Investments in Securities:	$1,555,980,481	$1,509,220,308	$46,760,173	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
Canada	6.9%
Bermuda	4.3%
Japan	3.2%
Ireland	3.1%
United Kingdom	2.4%
Netherlands	1.9%
Austria	1.1%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,572,989) — See accompanying schedule: Unaffiliated issuers (cost $1,012,916,377)	$1,507,930,312
Fidelity Central Funds (cost $48,050,169)	48,050,169
Total Investment in Securities (cost $1,060,966,546)		$1,555,980,481
Cash		1,194
Receivable for investments sold		3,288,553
Receivable for fund shares sold		10,329,596
Dividends receivable		698,716
Distributions receivable from Fidelity Central Funds		2,712
Total assets		1,570,301,252
Liabilities
Payable for investments purchased	$635,750
Payable for fund shares redeemed	3,238,270
Other payables and accrued expenses	10,466
Collateral on securities loaned	31,454,176
Total liabilities		35,338,662
Net Assets		$1,534,962,590
Net Assets consist of:
Paid in capital		$946,007,976
Total accumulated earnings (loss)		588,954,614
Net Assets		$1,534,962,590
Net Asset Value, offering price and redemption price per share ($1,534,962,590 ÷ 104,553,161 shares)		$14.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$7,077,540
Income from Fidelity Central Funds (including $24,298 from security lending)		26,277
Total income		7,103,817
Expenses
Custodian fees and expenses	$10,467
Independent trustees' fees and expenses	2,744
Interest	357
Total expenses before reductions	13,568
Expense reductions	(2)
Total expenses after reductions		13,566
Net investment income (loss)		7,090,251
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	87,482,363
Foreign currency transactions	9,556
Total net realized gain (loss)		87,491,919
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	11,655,698
Assets and liabilities in foreign currencies	(23,095)
Total change in net unrealized appreciation (depreciation)		11,632,603
Net gain (loss)		99,124,522
Net increase (decrease) in net assets resulting from operations		$106,214,773

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,090,251	$14,474,209
Net realized gain (loss)	87,491,919	228,816,940
Change in net unrealized appreciation (depreciation)	11,632,603	565,350,903
Net increase (decrease) in net assets resulting from operations	106,214,773	808,642,052
Distributions to shareholders	(152,144,723)	(39,141,065)
Share transactions
Proceeds from sales of shares	42,783,234	57,902,454
Reinvestment of distributions	152,144,723	39,141,065
Cost of shares redeemed	(124,590,900)	(508,195,446)
Net increase (decrease) in net assets resulting from share transactions	70,337,057	(411,151,927)
Total increase (decrease) in net assets	24,407,107	358,349,060
Net Assets
Beginning of period	1,510,555,483	1,152,206,423
End of period	$1,534,962,590	$1,510,555,483
Other Information
Shares
Sold	2,972,220	4,810,989
Issued in reinvestment of distributions	10,867,480	3,244,336
Redeemed	(8,637,894)	(40,612,429)
Net increase (decrease)	5,201,806	(32,557,104)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.20	$8.73	$11.70	$12.40	$11.69	$10.16
Income from Investment Operations
Net investment income (loss)A	.07	.12	.15	.20B	.14	.09C
Net realized and unrealized gain (loss)	.96	6.68	(2.35)	.59	.71	1.49
Total from investment operations	1.03	6.80	(2.20)	.79	.85	1.58
Distributions from net investment income	(.03)	(.12)	(.16)	(.19)	(.14)	(.05)
Distributions from net realized gain	(1.52)	(.21)	(.61)	(1.30)	–	–
Total distributions	(1.55)	(.33)	(.77)	(1.49)	(.14)	(.05)
Net asset value, end of period	$14.68	$15.20	$8.73	$11.70	$12.40	$11.69
Total ReturnD,E	7.25%	78.91%	(20.16)%	7.68%	7.33%	15.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	.06%	.87%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	.06%	.87%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	.05%	.86%
Net investment income (loss)	.93%H	1.03%	1.38%	1.73%B	1.15%	.80%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,534,963	$1,510,555	$1,152,206	$1,707,498	$1,714,454	$652,818
Portfolio turnover rateJ	14%H	28%	51%	41%	44%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$557,149,171
Gross unrealized depreciation	(62,609,208)
Net unrealized appreciation (depreciation)	$494,539,963
Tax cost	$1,061,440,518

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Discovery Fund	106,948,335	207,514,679

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Discovery Fund	$3,976

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Small Cap Discovery Fund	Borrower	$7,033,000.30%		$357

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Discovery Fund	24,013,145	6,371,980	4,138,301

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Small Cap Discovery Fund	$2,547	$313	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Series Small Cap Discovery Fund	- %-C
Actual		$1,000.00	$1,072.50	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

XS4-SANN-1221
1.968032.107

Fidelity® Large Cap Stock K6 Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Microsoft Corp.	7.0
General Electric Co.	6.6
Wells Fargo & Co.	5.1
Exxon Mobil Corp.	4.6
Bank of America Corp.	3.9
Apple, Inc.	3.1
Comcast Corp. Class A	2.8
Altria Group, Inc.	2.2
United Parcel Service, Inc. Class B	1.9
Hess Corp.	1.7
38.9

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Financials	19.1
Information Technology	18.6
Industrials	15.4
Health Care	12.9
Energy	8.7

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 10.0%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	900	$55,328
Verizon Communications, Inc.	4,808	254,776
		310,104
Entertainment - 2.0%
Activision Blizzard, Inc.	2,262	176,866
Nintendo Co. Ltd. ADR	3,272	180,778
The Walt Disney Co. (b)	4,695	793,784
Universal Music Group NV	14,871	431,749
		1,583,177
Interactive Media & Services - 2.5%
Alphabet, Inc.:
Class A (b)	282	834,979
Class C (b)	251	744,318
Match Group, Inc. (b)	1,276	192,395
Meta Platforms, Inc. Class A (b)	840	271,799
Snap, Inc. Class A (b)	300	15,774
		2,059,265
Media - 3.3%
Comcast Corp. Class A	43,774	2,251,297
Interpublic Group of Companies, Inc.	11,343	414,814
		2,666,111

TOTAL COMMUNICATION SERVICES		6,618,657

CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.5%
BorgWarner, Inc.	9,161	412,886
Automobiles - 0.5%
General Motors Co. (b)	7,685	418,295
Distributors - 0.0%
LKQ Corp.	126	6,940
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc. (b)	275	665,715
Elior SA (a)(b)	8,700	68,590
Expedia, Inc. (b)	1,233	202,718
Marriott International, Inc. Class A (b)	1,323	211,706
Starbucks Corp.	796	84,432
		1,233,161
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	2,599	460,569
Sony Group Corp. sponsored ADR	999	115,674
Whirlpool Corp.	2,024	426,720
		1,002,963
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. (b)(c)	500	37,900
Specialty Retail - 1.3%
Lowe's Companies, Inc.	4,393	1,027,171

TOTAL CONSUMER DISCRETIONARY		4,139,316

CONSUMER STAPLES - 5.2%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR	377	23,080
Diageo PLC sponsored ADR	1,773	354,015
Keurig Dr. Pepper, Inc.	6,683	241,189
The Coca-Cola Co.	10,652	600,453
		1,218,737
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	200	98,308
Ocado Group PLC (b)	463	11,425
Performance Food Group Co. (b)	2,602	117,688
Sysco Corp.	6,646	511,077
U.S. Foods Holding Corp.(b)	1,400	48,538
		787,036
Food Products - 0.1%
Lamb Weston Holdings, Inc.	1,550	87,498
Household Products - 0.3%
Colgate-Palmolive Co.	187	14,248
Spectrum Brands Holdings, Inc.	1,891	177,281
		191,529
Tobacco - 2.3%
Altria Group, Inc.	40,569	1,789,499
Swedish Match Co. AB	9,000	79,206
		1,868,705

TOTAL CONSUMER STAPLES		4,153,505

ENERGY - 8.7%
Energy Equipment & Services - 0.1%
Subsea 7 SA	11,279	101,149
Oil, Gas & Consumable Fuels - 8.6%
Canadian Natural Resources Ltd.	2,700	114,754
Cenovus Energy, Inc. (Canada)	70,153	838,934
Exxon Mobil Corp.	57,199	3,687,620
Harbour Energy PLC (b)	22,400	107,724
Hess Corp.	15,984	1,319,799
Imperial Oil Ltd.	2,900	98,182
Kosmos Energy Ltd. (b)	62,571	225,256
Phillips 66 Co.	2,369	177,154
Tourmaline Oil Corp.	8,500	307,212
		6,876,635

TOTAL ENERGY		6,977,784

FINANCIALS - 19.1%
Banks - 13.5%
Bank of America Corp.	66,149	3,160,599
JPMorgan Chase & Co.	6,165	1,047,372
M&T Bank Corp.	866	127,406
PNC Financial Services Group, Inc.	5,155	1,087,860
Truist Financial Corp.	10,967	696,075
U.S. Bancorp	9,496	573,274
Wells Fargo & Co.	80,824	4,134,956
		10,827,542
Capital Markets - 3.7%
KKR & Co. LP	7,077	563,825
Morgan Stanley	4,644	477,310
Northern Trust Corp.	7,609	936,211
Raymond James Financial, Inc.	2,016	198,757
State Street Corp.	7,971	785,542
		2,961,645
Consumer Finance - 0.6%
Discover Financial Services	4,068	460,986
Insurance - 0.2%
Chubb Ltd.	965	188,542
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	10,758	173,849
Radian Group, Inc.	31,343	748,157
		922,006

TOTAL FINANCIALS		15,360,721

HEALTH CARE - 12.9%
Biotechnology - 0.5%
ADC Therapeutics SA (b)	1,749	50,704
Alnylam Pharmaceuticals, Inc. (b)	761	121,425
Crinetics Pharmaceuticals, Inc. (b)	1,998	49,810
Gritstone Bio, Inc. (b)	202	2,220
Heron Therapeutics, Inc. (b)(c)	630	6,936
Insmed, Inc. (b)	2,745	82,762
Intercept Pharmaceuticals, Inc. (b)	4,506	75,971
Vaxcyte, Inc. (b)	956	22,370
		412,198
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	400	51,556
Becton, Dickinson & Co.	715	171,307
Boston Scientific Corp. (b)	20,100	866,913
Danaher Corp.	330	102,884
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	2,200	103,950
		1,296,610
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	6,897	329,746
Centene Corp. (b)	919	65,470
Cigna Corp.	3,806	813,000
Covetrus, Inc. (b)	2,060	41,591
CVS Health Corp.	11,115	992,347
Guardant Health, Inc. (b)	600	70,074
Humana, Inc.	150	69,474
McKesson Corp.	4,108	853,971
UnitedHealth Group, Inc.	2,414	1,111,575
		4,347,248
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (b)	9,429	16,972
Pharmaceuticals - 5.4%
Bayer AG	11,720	660,512
Bristol-Myers Squibb Co.	21,987	1,284,041
Eli Lilly & Co.	800	203,808
GlaxoSmithKline PLC sponsored ADR	19,998	846,515
Intra-Cellular Therapies, Inc. (b)	866	37,299
Johnson & Johnson	6,266	1,020,606
Merck & Co., Inc.	500	44,025
Pliant Therapeutics, Inc. (b)	1,415	22,541
Sanofi SA sponsored ADR	2,617	131,975
TherapeuticsMD, Inc. (b)	32,665	23,780
Viatris, Inc.	900	12,015
		4,287,117

TOTAL HEALTH CARE		10,360,145

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.4%
Airbus Group NV (b)	2,758	353,802
General Dynamics Corp.	938	190,180
Huntington Ingalls Industries, Inc.	677	137,248
Maxar Technologies, Inc.	400	10,620
MTU Aero Engines AG	255	56,701
Raytheon Technologies Corp.	1,090	96,857
Rolls-Royce Holdings PLC (b)	71,600	129,227
Safran SA	413	55,586
The Boeing Co. (b)	4,417	914,452
		1,944,673
Air Freight & Logistics - 2.4%
FedEx Corp.	1,533	361,067
United Parcel Service, Inc. Class B	7,280	1,554,062
		1,915,129
Airlines - 0.1%
Copa Holdings SA Class A (b)	300	22,188
Ryanair Holdings PLC sponsored ADR (b)	672	76,279
		98,467
Building Products - 0.2%
Johnson Controls International PLC	1,674	122,821
Electrical Equipment - 1.3%
Acuity Brands, Inc.	1,485	305,064
Hubbell, Inc. Class B	859	171,259
Regal Rexnord Corp.	200	30,466
Vertiv Holdings Co.	21,426	550,220
		1,057,009
Industrial Conglomerates - 6.8%
3M Co.	1,032	184,398
General Electric Co.	50,470	5,292,789
		5,477,187
Machinery - 1.2%
Caterpillar, Inc.	181	36,926
Cummins, Inc.	418	100,253
Epiroc AB (A Shares)	2,100	52,255
Flowserve Corp.	4,096	137,708
Fortive Corp.	1,784	135,067
Otis Worldwide Corp.	1,393	111,872
PACCAR, Inc.	500	44,810
Stanley Black & Decker, Inc.	594	106,760
Westinghouse Air Brake Tech Co.	1,989	180,462
		906,113
Professional Services - 0.1%
Equifax, Inc.	255	70,745
Road & Rail - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	8,367	474,325
Lyft, Inc. (b)	2,191	100,501
Ryder System, Inc.	874	74,246
		649,072
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	1,026	21,074

TOTAL INDUSTRIALS		12,262,290

INFORMATION TECHNOLOGY - 18.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	202	37,703
Vontier Corp.	4,714	159,475
		197,178
IT Services - 3.3%
Amadeus IT Holding SA Class A (b)	2,000	133,726
Edenred SA	2,700	145,979
Fidelity National Information Services, Inc.	3,041	336,760
Genpact Ltd.	2,735	134,972
IBM Corp.	714	89,321
MasterCard, Inc. Class A	562	188,562
Sabre Corp. (b)	16,300	169,194
Snowflake Computing, Inc. (b)	41	14,507
Twilio, Inc. Class A (b)	130	37,877
Unisys Corp. (b)	8,553	218,700
Visa, Inc. Class A	5,473	1,159,017
		2,628,615
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	700	121,443
Applied Materials, Inc.	1,609	219,870
Intel Corp.	6,660	326,340
Lam Research Corp.	248	139,765
Marvell Technology, Inc.	2,659	182,142
Qualcomm, Inc.	9,737	1,295,410
		2,284,970
Software - 9.0%
Autodesk, Inc. (b)	627	199,141
Dynatrace, Inc. (b)	1,890	141,750
Elastic NV (b)	1,604	278,310
Microsoft Corp.	16,947	5,619,956
PTC, Inc. (b)	835	106,337
Salesforce.com, Inc. (b)	295	88,409
SAP SE sponsored ADR	5,033	728,678
Workday, Inc. Class A (b)	210	60,896
		7,223,477
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	16,757	2,510,199
Samsung Electronics Co. Ltd.	1,490	88,754
		2,598,953

TOTAL INFORMATION TECHNOLOGY		14,933,193

MATERIALS - 2.4%
Chemicals - 0.8%
DuPont de Nemours, Inc.	6,927	482,119
Livent Corp. (b)	266	7,507
PPG Industries, Inc.	768	123,318
		612,944
Metals & Mining - 1.6%
Anglo American PLC (United Kingdom)	3,865	147,036
First Quantum Minerals Ltd.	9,600	227,279
Freeport-McMoRan, Inc.	18,466	696,538
Glencore Xstrata PLC	23,400	117,014
Lundin Mining Corp.	13,000	113,130
		1,300,997

TOTAL MATERIALS		1,913,941

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	674	190,048
Equinix, Inc.	45	37,668
Simon Property Group, Inc.	3,300	483,714
		711,430
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	576	59,340
Southern Co.	2,143	133,552
		192,892
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	2,171	56,533
Sempra Energy	108	13,784
		70,317

TOTAL UTILITIES		263,209

TOTAL COMMON STOCKS
(Cost $52,835,347)		77,694,191

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (d)(e)	200	12,359
Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	5,900	91,627
TOTAL PREFERRED STOCKS
(Cost $71,068)		103,986

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.06% (f)	2,499,629	2,500,129
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	21,556	21,558
TOTAL MONEY MARKET FUNDS
(Cost $2,521,687)		2,521,687
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $55,428,102)		80,319,864
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,614)
NET ASSETS - 100%		$80,287,250

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,918 or 0.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,359 or 0.0% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Reddit, Inc. Series E	5/18/21	$8,495

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,425,941	$8,305,622	$7,231,434	$654	$--	$--	$2,500,129	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	61,708	2,099,154	2,139,304	45,063	--	--	21,558	0.0%
Total	$1,487,649	$10,404,776	$9,370,738	$45,717	$--	$--	$2,521,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,618,657	$6,618,657	$--	$--
Consumer Discretionary	4,151,675	4,139,316	--	12,359
Consumer Staples	4,153,505	4,153,505	--	--
Energy	6,977,784	6,977,784	--	--
Financials	15,360,721	15,360,721	--	--
Health Care	10,360,145	9,699,633	660,512	--
Industrials	12,353,917	11,815,302	538,615	--
Information Technology	14,933,193	14,844,439	88,754	--
Materials	1,913,941	1,649,891	264,050	--
Real Estate	711,430	711,430	--	--
Utilities	263,209	263,209	--	--
Money Market Funds	2,521,687	2,521,687	--	--
Total Investments in Securities:	$80,319,864	$78,755,574	$1,551,931	$12,359

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Canada	2.1%
United Kingdom	2.0%
Germany	1.8%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,766) — See accompanying schedule: Unaffiliated issuers (cost $52,906,415)	$77,798,177
Fidelity Central Funds (cost $2,521,687)	2,521,687
Total Investment in Securities (cost $55,428,102)		$80,319,864
Foreign currency held at value (cost $2,953)		2,923
Receivable for investments sold		94,014
Receivable for fund shares sold		73,055
Dividends receivable		49,484
Distributions receivable from Fidelity Central Funds		139
Other receivables		503
Total assets		80,539,982
Liabilities
Payable to custodian bank	$89,052
Payable for investments purchased	89,034
Payable for fund shares redeemed	23,469
Accrued management fee	29,577
Collateral on securities loaned	21,600
Total liabilities		252,732
Net Assets		$80,287,250
Net Assets consist of:
Paid in capital		$54,236,195
Total accumulated earnings (loss)		26,051,055
Net Assets		$80,287,250
Net Asset Value, offering price and redemption price per share ($80,287,250 ÷ 5,110,737 shares)		$15.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$614,582
Non-Cash dividends		441,190
Income from Fidelity Central Funds (including $45,063 from security lending)		45,717
Total income		1,101,489
Expenses
Management fee	$171,536
Independent trustees' fees and expenses	134
Total expenses before reductions	171,670
Expense reductions	(4)
Total expenses after reductions		171,666
Net investment income (loss)		929,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	463,125
Foreign currency transactions	(31)
Total net realized gain (loss)		463,094
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,481,000
Unfunded commitments	(34,346)
Assets and liabilities in foreign currencies	(35)
Total change in net unrealized appreciation (depreciation)		3,446,619
Net gain (loss)		3,909,713
Net increase (decrease) in net assets resulting from operations		$4,839,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$929,823	$1,302,685
Net realized gain (loss)	463,094	5,372,238
Change in net unrealized appreciation (depreciation)	3,446,619	24,357,216
Net increase (decrease) in net assets resulting from operations	4,839,536	31,032,139
Distributions to shareholders	(3,205,325)	(2,702,588)
Share transactions
Proceeds from sales of shares	10,752,730	15,873,590
Reinvestment of distributions	3,205,324	2,702,588
Cost of shares redeemed	(7,512,964)	(45,439,438)
Net increase (decrease) in net assets resulting from share transactions	6,445,090	(26,863,260)
Total increase (decrease) in net assets	8,079,301	1,466,291
Net Assets
Beginning of period	72,207,949	70,741,658
End of period	$80,287,250	$72,207,949
Other Information
Shares
Sold	708,095	1,295,616
Issued in reinvestment of distributions	210,047	217,865
Redeemed	(493,759)	(3,651,332)
Net increase (decrease)	424,383	(2,137,851)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.41	$10.37	$11.61	$11.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.19C	.22	.23	.23	.16
Net realized and unrealized gain (loss)	.79	5.27	(1.15)	.84	.91
Total from investment operations	.98	5.49	(.92)	1.07	1.07
Distributions from net investment income	(.07)	(.25)	(.24)	(.20)	(.05)
Distributions from net realized gain	(.61)	(.20)	(.08)	(.26)	(.01)
Total distributions	(.68)	(.45)	(.32)	(.46)	(.07)D
Net asset value, end of period	$15.71	$15.41	$10.37	$11.61	$11.00
Total ReturnE,F	6.47%	54.03%	(8.32)%	10.12%	10.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.45%I	.45%	.45%	.45%	.45%I
Expenses net of fee waivers, if any	.45%I	.45%	.45%	.45%	.45%I
Expenses net of all reductions	.45%I	.45%	.45%	.44%	.45%I
Net investment income (loss)	2.44%C,I	1.80%	2.05%	2.09%	1.55%I
Supplemental Data
Net assets, end of period (000 omitted)	$80,287	$72,208	$70,742	$87,168	$84,217
Portfolio turnover rateJ	7%I	19%K	30%K	49%K	67%I,K

 A For the period May 25, 2017 (commencement of operations) through April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,807,643
Gross unrealized depreciation	(2,138,104)
Net unrealized appreciation (depreciation)	$24,669,539
Tax cost	$55,650,325

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock K6 Fund	6,072,296	2,712,365

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Stock K6 Fund	362,213	1,008,338	4,150,955

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Stock K6 Fund	$146

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock K6 Fund	489,131	173,745	68,089

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Stock K6 Fund	$2,049	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Large Cap Stock K6 Fund	.45%
Actual		$1,000.00	$1,064.70	$2.34
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Large Cap Stock K6 Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Large Cap Stock K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LCSK6-SANN-1221
1.9883970.104

Fidelity® Small Cap Stock K6 Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Insperity, Inc.	2.5
Builders FirstSource, Inc.	2.4
Medpace Holdings, Inc.	2.3
Walker & Dunlop, Inc.	2.2
GMS, Inc.	2.2
LPL Financial	2.0
TriNet Group, Inc.	2.0
Jones Lang LaSalle, Inc.	2.0
Concentrix Corp.	1.8
Semler Scientific, Inc.	1.7
21.1

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Financials	18.6
Industrials	18.4
Health Care	15.4
Information Technology	13.6
Consumer Discretionary	10.7

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 15.1%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.2%
IDT Corp. Class B (a)	13,777	$666,393
LICT Corp. (a)	8	200,000
		866,393
Entertainment - 0.0%
Lions Gate Entertainment Corp. Class A (a)	1,009	13,067
Interactive Media & Services - 1.1%
Outbrain, Inc.	15,275	258,759
Trustpilot Group PLC (a)(b)	6,200	26,847
ZipRecruiter, Inc. (a)(c)	19,300	536,154
		821,760
Media - 1.2%
Lee Enterprises, Inc. (a)	8,760	183,522
Nexstar Broadcasting Group, Inc. Class A	2,366	354,734
Tegna, Inc.	18,400	361,744
		900,000

TOTAL COMMUNICATION SERVICES		2,601,220

CONSUMER DISCRETIONARY - 10.7%
Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	22,800	323,532
Hotels, Restaurants & Leisure - 0.8%
Angler Gaming PLC	34,957	52,509
Potbelly Corp. (a)	26,929	162,113
RCI Hospitality Holdings, Inc.	6,341	429,920
		644,542
Household Durables - 0.1%
Cavco Industries, Inc. (a)	300	72,114
Dream Finders Homes, Inc. (c)	2,400	38,088
		110,202
Internet & Direct Marketing Retail - 4.5%
a.k.a. Brands Holding Corp.	23,821	242,260
BHG Group AB (a)	46,835	539,082
Global-e Online Ltd. (a)	4,000	231,440
Home24 AG (a)	14,503	189,282
Kogan.Com Ltd.	89,716	670,839
Liquidity Services, Inc. (a)	9,447	208,590
Porch Group, Inc. Class A (a)	17,300	363,819
Poshmark, Inc.	12,800	311,424
Temple & Webster Group Ltd. (a)	55,696	530,839
Vente-Unique.Com SA	2,298	43,434
		3,331,009
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	3,543	148,239
Multiline Retail - 0.1%
Tuesday Morning Corp. (a)	22,600	51,302
Specialty Retail - 4.1%
Camping World Holdings, Inc. (c)	25,415	946,709
JOANN, Inc. (c)	8,676	88,669
Lyko Group AB (A Shares) (a)	5,848	194,411
Musti Group OYJ	24,150	948,633
OneWater Marine, Inc. Class A (c)	14,804	656,409
Tile Shop Holdings, Inc. (a)(c)	24,934	207,950
		3,042,781
Textiles, Apparel & Luxury Goods - 0.5%
Rocky Brands, Inc.	6,364	347,156

TOTAL CONSUMER DISCRETIONARY		7,998,763

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	20,033	1,170,729
Cake Box Holdings PLC	65,226	328,495
		1,499,224
Personal Products - 0.4%
MediFast, Inc.	1,588	311,677
Tobacco - 0.9%
Turning Point Brands, Inc.	16,236	619,728

TOTAL CONSUMER STAPLES		2,430,629

ENERGY - 6.4%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A (a)(c)	37,252	481,296
Profire Energy, Inc. (a)	10,576	12,585
		493,881
Oil, Gas & Consumable Fuels - 5.7%
Bonanza Creek Energy, Inc.	12,700	712,978
Brigham Minerals, Inc. Class A	13,131	304,377
Enviva Partners LP	7,985	534,676
Evolution Petroleum Corp.	39,520	234,749
Extraction Oil & Gas, Inc. (a)	6,651	443,156
Gulfport Energy Corp. (a)(c)	8,284	679,619
Northern Oil & Gas, Inc. (c)	29,109	674,164
Oasis Petroleum, Inc.	3,951	476,491
SilverBow Resources, Inc. (a)	7,864	217,046
		4,277,256

TOTAL ENERGY		4,771,137

FINANCIALS - 18.6%
Banks - 0.4%
Parke Bancorp, Inc.	6,570	145,657
Union Bankshares, Inc.	3,904	124,928
		270,585
Capital Markets - 6.9%
Bridge Investment Group Holdings, Inc. (c)	41,717	790,537
Bridgepoint Group Holdings Ltd. (b)	40,429	274,432
Gresham House PLC	20,684	243,441
Impax Asset Management Group PLC	74,209	1,113,084
Liontrust Asset Management PLC	12,605	376,062
LPL Financial	9,307	1,526,534
OTC Markets Group, Inc. Class A	2,000	101,000
P10, Inc. (a)(c)	17,700	221,250
P10, Inc. Class B (a)	980	12,250
StepStone Group, Inc. Class A	4,454	209,249
Titanium OYJ	8,244	147,716
Westwood Holdings Group, Inc.	7,659	133,267
		5,148,822
Consumer Finance - 2.9%
Atlanticus Holdings Corp. (a)(c)	4,300	333,207
First Cash Financial Services, Inc.	11,143	985,821
Nelnet, Inc. Class A	9,956	822,664
		2,141,692
Insurance - 2.3%
GoHealth, Inc. (a)	99,000	534,600
HCI Group, Inc.	5,886	788,783
Tiptree, Inc.	27,400	427,714
		1,751,097
Thrifts & Mortgage Finance - 6.1%
Axos Financial, Inc. (a)	21,339	1,130,967
Enact Holdings, Inc.	16,486	378,848
Hingham Institution for Savings	942	340,288
NMI Holdings, Inc. (a)	23,763	576,966
Southern Missouri Bancorp, Inc.	8,582	466,861
Walker & Dunlop, Inc.	12,781	1,662,425
		4,556,355

TOTAL FINANCIALS		13,868,551

HEALTH CARE - 15.4%
Biotechnology - 1.2%
Emergent BioSolutions, Inc. (a)	11,465	546,537
Organogenesis Holdings, Inc. Class A (a)(c)	34,900	383,202
		929,739
Health Care Equipment & Supplies - 4.8%
Axonics Modulation Technologies, Inc. (a)	8,900	652,815
Medistim ASA	1,705	76,694
OrthoPediatrics Corp. (a)(c)	6,510	463,317
Pro-Dex, Inc. (a)	3,615	87,736
Sanara Medtech, Inc. (a)	2,379	83,027
Semler Scientific, Inc. (a)	8,303	1,245,367
TransMedics Group, Inc. (a)	16,360	448,755
Tristel PLC	39,847	267,210
Utah Medical Products, Inc. (c)	2,394	231,811
		3,556,732
Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (a)	972	60,264
ATI Physical Therapy, Inc.	6,396	18,357
The Ensign Group, Inc.	1,467	114,441
The Joint Corp. (a)(c)	6,377	557,860
Viemed Healthcare, Inc. (a)	23,928	137,273
		888,195
Health Care Technology - 4.5%
Evolent Health, Inc. (a)(c)	30,561	894,520
Health Catalyst, Inc. (a)(c)	13,800	726,432
Omnicell, Inc. (a)	2,400	427,560
Phreesia, Inc. (a)	15,621	1,101,905
Schrodinger, Inc. (a)	4,216	230,109
		3,380,526
Life Sciences Tools & Services - 3.2%
Addlife AB	17,100	699,292
Medpace Holdings, Inc. (a)	7,419	1,680,774
		2,380,066
Pharmaceuticals - 0.5%
Harrow Health, Inc. (a)(c)	36,678	370,081

TOTAL HEALTH CARE		11,505,339

INDUSTRIALS - 18.4%
Building Products - 2.5%
Builders FirstSource, Inc. (a)	30,374	1,769,893
Reliance Worldwide Corp. Ltd.	24,083	104,532
		1,874,425
Commercial Services & Supplies - 0.8%
Qleanair Holding AB	37,400	281,327
Sdiptech AB (a)	6,290	327,757
		609,084
Construction & Engineering - 1.5%
NV5 Global, Inc. (a)(c)	10,557	1,099,300
Electrical Equipment - 0.3%
Orion Energy Systems, Inc. (a)	2,822	11,542
Powell Industries, Inc.	8,851	228,887
		240,429
Industrial Conglomerates - 0.2%
Volati AB	8,100	181,090
Machinery - 0.7%
Hurco Companies, Inc.	14,583	473,218
Twin Disc, Inc. (a)	4,361	59,222
		532,440
Professional Services - 9.5%
CACI International, Inc. Class A (a)	2,150	618,426
First Advantage Corp.	34,227	640,045
Franklin Covey Co. (a)	17,975	759,444
Insperity, Inc.	14,737	1,842,123
Kelly Partners Group Holdings Ltd.	27,322	74,402
MISTRAS Group, Inc. (a)	22,134	217,356
Red Violet, Inc. (a)(c)	23,791	757,743
Sterling Check Corp.	16,600	356,070
Talenom OYJ	20,679	332,278
TriNet Group, Inc. (a)	14,639	1,482,199
		7,080,086
Trading Companies & Distributors - 2.9%
DXP Enterprises, Inc. (a)	9,343	307,945
GMS, Inc. (a)	32,161	1,592,934
Teqnion AB (a)	14,300	224,790
		2,125,669

TOTAL INDUSTRIALS		13,742,523

INFORMATION TECHNOLOGY - 13.6%
Electronic Equipment & Components - 1.4%
Insight Enterprises, Inc. (a)	6,773	641,403
TD SYNNEX Corp.	3,515	369,075
		1,010,478
IT Services - 5.5%
Cass Information Systems, Inc.	8,600	352,514
Concentrix Corp.	7,552	1,341,839
Cyxtera Technologies, Inc.:
warrants 9/10/27 (a)	12,727	29,654
Class A (a)	47,484	471,991
Dlocal Ltd.	900	43,659
ECIT A/S (a)	209,894	241,003
MoneyGram International, Inc. (a)	77,295	461,451
Paya Holdings, Inc. (a)	66,348	604,430
Paymentus Holdings, Inc. (a)	300	7,680
Priority Technology Holdings, Inc. (a)	59,582	314,593
TaskUs, Inc.	3,600	208,440
		4,077,254
Software - 6.0%
24sevenoffice Scandinavia AB (a)	56,506	111,196
Admicom OYJ	1,284	136,556
CCC Intelligent Solutions Holdings, Inc. Class A (a)	21,573	258,445
ChannelAdvisor Corp. (a)	36,458	930,044
Cint Group AB	7,886	119,006
E2open Parent Holdings, Inc. (a)(c)	44,946	561,825
EcoOnline Holding A/S (a)	18,300	47,657
Elmo Software Ltd. (a)	29,303	116,829
EverCommerce, Inc.	20,198	417,695
GetBusy PLC (a)	104,739	96,755
Intapp, Inc.	9,192	248,184
Intelligent Systems Corp. (a)(c)	7,745	327,846
LeadDesk Oyj (a)	5,247	146,179
Orn Software A/S (a)	88,900	104,286
Park City Group, Inc. (a)(c)	31,124	176,473
Paycor HCM, Inc.	300	9,732
SecureWorks Corp. (a)(c)	14,900	274,458
Sikri Holding A/S (a)	11,749	170,368
Upsales Technology AB (a)	23,319	228,085
		4,481,619
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. (a)	18,825	539,148

TOTAL INFORMATION TECHNOLOGY		10,108,499

MATERIALS - 1.5%
Chemicals - 0.9%
Ciner Resources LP (a)	800	13,000
Hawkins, Inc.	4,462	163,622
Intrepid Potash, Inc. (a)	3,786	184,416
Nanophase Technologies Corp. (a)	13,413	42,922
The Chemours Co. LLC	9,735	272,775
		676,735
Containers & Packaging - 0.3%
UFP Technologies, Inc. (a)	3,648	225,775
Metals & Mining - 0.3%
Steel Dynamics, Inc.	3,147	207,954

TOTAL MATERIALS		1,110,464

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Essential Properties Realty Trust, Inc.	23,429	697,950
Plymouth Industrial REIT, Inc.	13,500	345,060
Spirit Realty Capital, Inc.	11,949	584,665
		1,627,675
Real Estate Management & Development - 4.5%
BBX Capital, Inc. (a)	13,606	135,924
Cushman & Wakefield PLC (a)	36,023	662,463
Jones Lang LaSalle, Inc. (a)	5,688	1,468,812
Marcus & Millichap, Inc. (a)	11,600	546,360
Newmark Group, Inc.	37,014	550,768
		3,364,327

TOTAL REAL ESTATE		4,992,002

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	4,874	420,626
TOTAL COMMON STOCKS
(Cost $56,604,629)		73,549,753

Money Market Funds - 7.4%
Fidelity Cash Central Fund 0.06% (d)	339,707	339,775
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	5,159,848	5,160,364
TOTAL MONEY MARKET FUNDS
(Cost $5,500,139)		5,500,139
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $62,104,768)		79,049,892
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(4,520,784)
NET ASSETS - 100%		$74,529,108

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $301,279 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$240,360	$10,288,647	$10,189,232	$70	$--	$--	$339,775	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,798,014	18,101,626	15,739,276	33,248	--	--	5,160,364	0.0%
Total	$3,038,374	$28,390,273	$25,928,508	$33,318	$--	$--	$5,500,139

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,601,220	$2,601,220	$--	$--
Consumer Discretionary	7,998,763	7,998,763	--	--
Consumer Staples	2,430,629	2,430,629	--	--
Energy	4,771,137	4,771,137	--	--
Financials	13,868,551	13,868,551	--	--
Health Care	11,505,339	11,505,339	--	--
Industrials	13,742,523	13,742,523	--	--
Information Technology	10,108,499	10,108,499	--	--
Materials	1,110,464	1,110,464	--	--
Real Estate	4,992,002	4,992,002	--	--
Utilities	420,626	420,626	--	--
Money Market Funds	5,500,139	5,500,139	--	--
Total Investments in Securities:	$79,049,892	$79,049,892	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.9%
United Kingdom	4.5%
Sweden	3.8%
Finland	2.3%
Australia	2.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,027,081) — See accompanying schedule: Unaffiliated issuers (cost $56,604,629)	$73,549,753
Fidelity Central Funds (cost $5,500,139)	5,500,139
Total Investment in Securities (cost $62,104,768)		$79,049,892
Cash		106,842
Foreign currency held at value (cost $128)		128
Receivable for investments sold		895,421
Receivable for fund shares sold		17,666
Distributions receivable from Fidelity Central Funds		2,979
Other receivables		4,075
Total assets		80,077,003
Liabilities
Payable for investments purchased	$346,008
Payable for fund shares redeemed	4,712
Accrued management fee	36,738
Other payables and accrued expenses	262
Collateral on securities loaned	5,160,175
Total liabilities		5,547,895
Net Assets		$74,529,108
Net Assets consist of:
Paid in capital		$48,324,627
Total accumulated earnings (loss)		26,204,481
Net Assets		$74,529,108
Net Asset Value, offering price and redemption price per share ($74,529,108 ÷ 4,884,658 shares)		$15.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$343,124
Income from Fidelity Central Funds (including $33,248 from security lending)		33,318
Total income		376,442
Expenses
Management fee	$223,884
Independent trustees' fees and expenses	135
Total expenses before reductions	224,019
Expense reductions	(16)
Total expenses after reductions		224,003
Net investment income (loss)		152,439
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,373,708
Foreign currency transactions	5,877
Total net realized gain (loss)		9,379,585
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,439,662)
Unfunded commitments	1,081
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		(5,438,623)
Net gain (loss)		3,940,962
Net increase (decrease) in net assets resulting from operations		$4,093,401

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,439	$209,616
Net realized gain (loss)	9,379,585	17,891,330
Change in net unrealized appreciation (depreciation)	(5,438,623)	23,503,619
Net increase (decrease) in net assets resulting from operations	4,093,401	41,604,565
Distributions to shareholders	(5,749,704)	(258,445)
Share transactions
Proceeds from sales of shares	3,497,068	13,046,911
Reinvestment of distributions	5,749,705	258,445
Cost of shares redeemed	(8,933,535)	(50,808,620)
Net increase (decrease) in net assets resulting from share transactions	313,238	(37,503,264)
Total increase (decrease) in net assets	(1,343,065)	3,842,856
Net Assets
Beginning of period	75,872,173	72,029,317
End of period	$74,529,108	$75,872,173
Other Information
Shares
Sold	231,629	1,036,548
Issued in reinvestment of distributions	389,546	20,758
Redeemed	(597,613)	(3,994,912)
Net increase (decrease)	23,562	(2,937,606)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.61	$9.24	$11.16	$11.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.03	.06	.08C	.06
Net realized and unrealized gain (loss)	.80	6.38	(1.88)	.57	1.02
Total from investment operations	.83	6.41	(1.82)	.65	1.08
Distributions from net investment income	–D	(.04)	(.10)	(.05)	(.03)
Distributions from net realized gain	(1.18)	–	–	(.46)	(.04)
Total distributions	(1.18)	(.04)	(.10)	(.51)	(.06)E
Net asset value, end of period	$15.26	$15.61	$9.24	$11.16	$11.02
Total ReturnF,G	5.59%	69.44%	(16.50)%	6.43%	10.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	.60%J	.60%	.60%	.60%	.60%J
Expenses net of fee waivers, if any	.60%J	.60%	.60%	.60%	.60%J
Expenses net of all reductions	.60%J	.56%	.60%	.59%	.59%J
Net investment income (loss)	.41%J	.27%	.58%	.71%C	.56%J
Supplemental Data
Net assets, end of period (000 omitted)	$74,529	$75,872	$72,029	$88,686	$96,525
Portfolio turnover rateK	125%J	136%D	73%D	75%D	90%D,J

 A For the period May 25, 2017 (commencement of operations) through April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .47%.

 D Portfolio turnover rate excludes securities received or delivered in-kind.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,921,338
Gross unrealized depreciation	(2,218,496)
Net unrealized appreciation (depreciation)	$16,702,842
Tax cost	$62,347,050

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock K6 Fund	46,667,735	52,202,718

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Small Cap Stock K6 Fund	369,492	1,380,106	4,171,562

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Stock K6 Fund	259,151	3,200,516

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Stock K6 Fund	$2,451

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock K6 Fund	1,390,873	2,923,587	681,412

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Stock K6 Fund	$3,398	$17	$9,683

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Small Cap Stock K6 Fund	.60%
Actual		$1,000.00	$1,055.90	$3.11
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year period ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Stock K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Small Cap Stock K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SLCXK6-SANN-1221
1.9883974.104

Fidelity Flex® Funds

Fidelity Flex® Large Cap Value Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Berkshire Hathaway, Inc. Class B	2.9
JPMorgan Chase & Co.	2.4
Johnson & Johnson	2.2
UnitedHealth Group, Inc.	1.9
Bank of America Corp.	1.8
Procter & Gamble Co.	1.6
Walmart, Inc.	1.5
Intel Corp.	1.3
Wells Fargo & Co.	1.3
Exxon Mobil Corp.	1.3
18.2

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Financials	20.7
Health Care	17.8
Information Technology	11.2
Industrials	9.5
Consumer Discretionary	6.3

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.4%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	29,082	$734,611
Lumen Technologies, Inc.	1,589	18,846
Verizon Communications, Inc.	20,947	1,109,982
		1,863,439
Entertainment - 1.8%
Activision Blizzard, Inc.	6,454	504,638
Electronic Arts, Inc.	3,302	463,106
The Walt Disney Co. (a)	5,365	907,061
		1,874,805
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (a)	199	589,223
Class C (a)	231	685,010
		1,274,233
Media - 1.3%
Comcast Corp. Class A	20,258	1,041,869
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	1,549	77,109
Liberty SiriusXM Series C (a)	882	43,500
News Corp. Class A	6,527	149,468
		1,311,946
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	2,296	43,027

TOTAL COMMUNICATION SERVICES		6,367,450

CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co. (a)	1,634	31,242
Automobiles - 0.4%
Ford Motor Co.	19,006	324,622
Thor Industries, Inc.	410	41,804
		366,426
Distributors - 0.6%
Genuine Parts Co.	3,256	426,894
LKQ Corp.	4,347	239,433
		666,327
Diversified Consumer Services - 0.1%
Grand Canyon Education, Inc. (a)	297	23,671
Service Corp. International	1,084	74,243
		97,914
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. (a)	1,978	43,832
International Game Technology PLC (a)	12,164	358,716
McDonald's Corp.	4,371	1,073,299
Royal Caribbean Cruises Ltd. (a)	419	35,376
Scientific Games Corp. Class A (a)	1,214	97,181
Travel+Leisure Co.	1,338	72,707
Wendy's Co.	14,806	330,174
Yum! Brands, Inc.	212	26,487
		2,037,772
Household Durables - 1.2%
D.R. Horton, Inc.	2,766	246,921
Lennar Corp. Class A	1,150	114,920
Meritage Homes Corp. (a)	2,685	291,886
PulteGroup, Inc.	2,692	129,431
Toll Brothers, Inc.	2,397	144,227
TopBuild Corp. (a)	116	29,809
Whirlpool Corp.	1,362	287,150
		1,244,344
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	325	24,934
Leisure Products - 0.2%
Brunswick Corp.	1,425	132,653
Polaris, Inc.	614	70,579
		203,232
Multiline Retail - 0.7%
Dollar General Corp.	1,289	285,539
Kohl's Corp.	1,103	53,529
Target Corp.	1,288	334,391
		673,459
Specialty Retail - 1.0%
Academy Sports & Outdoors, Inc.	1,902	81,368
AutoNation, Inc. (a)	1,450	175,624
Best Buy Co., Inc.	1,386	169,425
Dick's Sporting Goods, Inc.	684	84,960
Foot Locker, Inc.	4,600	219,282
O'Reilly Automotive, Inc. (a)	204	126,953
Signet Jewelers Ltd.	377	33,621
Ulta Beauty, Inc. (a)	451	165,679
		1,056,912
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	581	63,521

TOTAL CONSUMER DISCRETIONARY		6,466,083

CONSUMER STAPLES - 6.2%
Beverages - 0.7%
Keurig Dr. Pepper, Inc.	479	17,287
Molson Coors Beverage Co. Class B	2,925	128,963
The Coca-Cola Co.	10,947	617,082
		763,332
Food & Staples Retailing - 1.7%
Casey's General Stores, Inc.	115	22,027
Costco Wholesale Corp.	200	98,308
Kroger Co.	2,578	103,172
Walmart, Inc.	10,099	1,508,993
		1,732,500
Food Products - 1.6%
Archer Daniels Midland Co.	1,579	101,435
Bunge Ltd.	188	17,416
Conagra Brands, Inc.	1,523	49,041
General Mills, Inc.	3,479	215,002
Ingredion, Inc.	241	22,950
Mondelez International, Inc.	6,975	423,662
The Kraft Heinz Co.	8,980	322,292
Tyson Foods, Inc. Class A	5,758	460,467
		1,612,265
Household Products - 1.8%
Colgate-Palmolive Co.	2,747	209,294
Procter & Gamble Co.	11,213	1,603,347
		1,812,641
Tobacco - 0.4%
Altria Group, Inc.	5,197	229,240
Philip Morris International, Inc.	2,435	230,205
		459,445

TOTAL CONSUMER STAPLES		6,380,183

ENERGY - 6.0%
Energy Equipment & Services - 0.8%
Halliburton Co.	9,602	239,954
Schlumberger Ltd.	16,131	520,386
		760,340
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	2,962	58,855
APA Corp.	703	18,426
Chesapeake Energy Corp.	168	10,708
Chevron Corp.	10,014	1,146,503
ConocoPhillips Co.	10,560	786,614
Continental Resources, Inc.	942	45,979
Coterra Energy, Inc.	1,281	27,311
Devon Energy Corp.	2,793	111,943
EOG Resources, Inc.	6,386	590,450
EQT Corp. (a)	4,105	81,731
Exxon Mobil Corp.	20,685	1,333,562
Hess Corp.	1,693	139,791
HollyFrontier Corp.	688	23,254
Kinder Morgan, Inc.	6,802	113,934
Marathon Oil Corp.	21,503	350,929
Murphy Oil Corp.	306	8,516
Occidental Petroleum Corp.	5,623	188,539
Pioneer Natural Resources Co.	1,491	278,787
		5,315,832

TOTAL ENERGY		6,076,172

FINANCIALS - 20.7%
Banks - 9.0%
Bank of America Corp.	37,426	1,788,214
Bank of Hawaii Corp.	96	8,112
Citigroup, Inc.	15,353	1,061,813
Citizens Financial Group, Inc.	8,162	386,716
Comerica, Inc.	2,401	204,301
East West Bancorp, Inc.	474	37,674
Eastern Bankshares, Inc.	2,742	56,951
First Republic Bank	567	122,659
FNB Corp., Pennsylvania	3,088	35,975
Hancock Whitney Corp.	2,645	130,875
Huntington Bancshares, Inc.	4,727	74,403
JPMorgan Chase & Co.	14,149	2,403,774
M&T Bank Corp.	320	47,078
PacWest Bancorp	1,373	65,176
PNC Financial Services Group, Inc.	2,035	429,446
Popular, Inc.	1,468	119,554
Regions Financial Corp.	19,864	470,380
Synovus Financial Corp.	1,905	88,754
Truist Financial Corp.	1,134	71,975
U.S. Bancorp	4,127	249,147
Wells Fargo & Co.	26,682	1,365,051
		9,218,028
Capital Markets - 4.5%
Ameriprise Financial, Inc.	830	250,768
BlackRock, Inc. Class A	107	100,950
Charles Schwab Corp.	3,031	248,633
CME Group, Inc.	512	112,922
Goldman Sachs Group, Inc.	2,322	959,799
Intercontinental Exchange, Inc.	1,371	189,829
Jefferies Financial Group, Inc.	12,512	538,016
Morgan Stanley	10,936	1,124,002
NASDAQ, Inc.	300	62,961
Northern Trust Corp.	534	65,703
Raymond James Financial, Inc.	3,173	312,826
SEI Investments Co.	239	15,067
State Street Corp.	5,309	523,202
Stifel Financial Corp.	2,127	154,994
		4,659,672
Consumer Finance - 1.1%
Capital One Financial Corp.	4,180	631,305
Discover Financial Services	445	50,427
OneMain Holdings, Inc.	1,683	88,879
SLM Corp.	1,479	27,140
Synchrony Financial	6,167	286,457
		1,084,208
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	10,178	2,921,188
Insurance - 3.1%
Allstate Corp.	392	48,479
American International Group, Inc.	1,757	103,821
Aon PLC	817	261,375
Arthur J. Gallagher & Co.	146	24,480
Brown & Brown, Inc.	866	54,653
Chubb Ltd.	1,336	261,028
Everest Re Group Ltd.	25	6,538
Fidelity National Financial, Inc.	7,392	354,151
First American Financial Corp.	5,996	438,547
Hartford Financial Services Group, Inc.	153	11,158
Loews Corp.	1,039	58,257
MetLife, Inc.	10,981	689,607
Primerica, Inc.	1,130	190,111
Reinsurance Group of America, Inc.	1,822	215,142
Selective Insurance Group, Inc.	646	50,627
The Travelers Companies, Inc.	938	150,905
W.R. Berkley Corp.	3,579	284,888
Willis Towers Watson PLC	30	7,268
		3,211,035
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	7,289	90,602

TOTAL FINANCIALS		21,184,733

HEALTH CARE - 17.8%
Biotechnology - 1.9%
Amgen, Inc.	2,114	437,535
Biogen, Inc. (a)	903	240,812
Gilead Sciences, Inc.	11,298	733,014
Incyte Corp. (a)	847	56,732
Regeneron Pharmaceuticals, Inc. (a)	386	247,017
Sage Therapeutics, Inc. (a)	920	37,131
United Therapeutics Corp. (a)	789	150,510
Vertex Pharmaceuticals, Inc. (a)	384	71,013
		1,973,764
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	3,423	441,190
Baxter International, Inc.	4,660	367,954
Boston Scientific Corp. (a)	5,853	252,440
Danaher Corp.	3,123	973,658
Dentsply Sirona, Inc.	616	35,241
Envista Holdings Corp. (a)	2,452	95,873
Hologic, Inc. (a)	523	38,341
Medtronic PLC	6,916	828,952
Ortho Clinical Diagnostics Holdings PLC	5,753	113,737
Quidel Corp. (a)	186	24,695
STERIS PLC	437	102,144
West Pharmaceutical Services, Inc.	95	40,839
		3,315,064
Health Care Providers & Services - 4.4%
Amedisys, Inc. (a)	52	8,806
Anthem, Inc.	2,382	1,036,480
CVS Health Corp.	10,860	969,581
Encompass Health Corp.	368	23,390
Humana, Inc.	98	45,390
Laboratory Corp. of America Holdings (a)	655	187,998
Molina Healthcare, Inc. (a)	138	40,809
Quest Diagnostics, Inc.	494	72,509
Select Medical Holdings Corp.	3,238	107,566
UnitedHealth Group, Inc.	4,248	1,956,077
		4,448,606
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	1,039	329,373
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	2,068	325,689
Bio-Rad Laboratories, Inc. Class A (a)	454	360,785
Medpace Holdings, Inc. (a)	93	21,069
PerkinElmer, Inc.	353	62,442
QIAGEN NV (a)	451	25,148
Thermo Fisher Scientific, Inc.	2,079	1,316,153
Waters Corp. (a)	214	78,656
		2,189,942
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	18,121	1,058,266
Johnson & Johnson	13,597	2,214,679
Merck & Co., Inc.	13,882	1,222,310
Organon & Co.	3,253	119,548
Pfizer, Inc.	27,578	1,206,262
Viatris, Inc.	8,678	115,851
		5,936,916

TOTAL HEALTH CARE		18,193,665

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.9%
Curtiss-Wright Corp.	1,487	189,860
Lockheed Martin Corp.	345	114,650
Mercury Systems, Inc. (a)	4,359	224,663
Moog, Inc. Class A	2,621	197,964
Northrop Grumman Corp.	1,097	391,870
Parsons Corp. (a)	2,311	80,053
Raytheon Technologies Corp.	4,683	416,131
Textron, Inc.	2,069	152,796
The Boeing Co. (a)	1,051	217,589
		1,985,576
Air Freight & Logistics - 0.1%
FedEx Corp.	533	125,537
Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,598	84,374
Building Products - 0.6%
Johnson Controls International PLC	4,477	328,477
Owens Corning	1,213	113,306
Simpson Manufacturing Co. Ltd.	367	38,935
UFP Industries, Inc.	1,038	84,940
		565,658
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (a)	1,456	163,858
Republic Services, Inc.	4,997	672,596
Waste Management, Inc.	347	55,600
		892,054
Construction & Engineering - 0.3%
EMCOR Group, Inc.	2,402	291,819
Electrical Equipment - 1.2%
AMETEK, Inc.	742	98,241
Eaton Corp. PLC	3,808	627,406
Emerson Electric Co.	2,486	241,167
nVent Electric PLC	6,549	232,162
Regal Rexnord Corp.	261	39,758
		1,238,734
Industrial Conglomerates - 1.1%
3M Co.	99	17,689
General Electric Co.	5,042	528,755
Honeywell International, Inc.	2,093	457,572
Roper Technologies, Inc.	331	161,485
		1,165,501
Machinery - 1.4%
AGCO Corp.	2,379	290,738
Allison Transmission Holdings, Inc.	704	23,485
Caterpillar, Inc.	1,833	373,950
Cummins, Inc.	1,016	243,677
Deere & Co.	644	220,448
Fortive Corp.	2,505	189,654
Gates Industrial Corp. PLC (a)	4,695	77,186
		1,419,138
Professional Services - 0.4%
CACI International, Inc. Class A (a)	343	98,661
CoStar Group, Inc. (a)	173	14,887
IHS Markit Ltd.	923	120,655
Manpower, Inc.	1,877	181,412
TriNet Group, Inc. (a)	127	12,859
		428,474
Road & Rail - 1.4%
CSX Corp.	8,819	318,983
Knight-Swift Transportation Holdings, Inc. Class A	1,098	62,246
Norfolk Southern Corp.	568	166,452
Ryder System, Inc.	1,520	129,124
Schneider National, Inc. Class B	5,860	146,148
Union Pacific Corp.	1,329	320,821
Werner Enterprises, Inc.	3,183	144,254
XPO Logistics, Inc. (a)	1,778	152,552
		1,440,580
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	1,080	90,796

TOTAL INDUSTRIALS		9,728,241

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.5%
Ciena Corp. (a)	1,895	102,880
Cisco Systems, Inc.	22,339	1,250,314
Juniper Networks, Inc.	7,665	226,271
		1,579,465
Electronic Equipment & Components - 0.7%
Avnet, Inc.	836	31,860
National Instruments Corp.	8,661	367,833
Teledyne Technologies, Inc. (a)	311	139,707
Vontier Corp.	3,838	129,840
		669,240
IT Services - 2.4%
Alliance Data Systems Corp.	1,103	94,031
Amdocs Ltd.	6,149	478,638
Automatic Data Processing, Inc.	339	76,102
Cognizant Technology Solutions Corp. Class A	1,648	128,692
DXC Technology Co. (a)	2,190	71,328
EPAM Systems, Inc. (a)	177	119,163
FleetCor Technologies, Inc. (a)	1,435	355,033
Gartner, Inc. (a)	465	154,338
Global Payments, Inc.	1,213	173,447
IBM Corp.	5,378	672,788
SolarWinds, Inc.	1,399	22,524
The Western Union Co.	5,411	98,588
		2,444,672
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	648	344,522
Cirrus Logic, Inc. (a)	2,711	219,076
Intel Corp.	27,884	1,366,316
Micron Technology, Inc.	969	66,958
NXP Semiconductors NV	378	75,925
Qorvo, Inc. (a)	745	125,331
Qualcomm, Inc.	3,780	502,891
Semtech Corp. (a)	651	55,355
Texas Instruments, Inc.	1,134	212,602
		2,968,976
Software - 3.4%
Adobe, Inc. (a)	647	420,783
Black Knight, Inc. (a)	6,356	445,619
Box, Inc. Class A (a)	10,215	263,853
Citrix Systems, Inc.	312	29,556
Dropbox, Inc. Class A (a)	16,377	499,335
Mandiant, Inc. (a)	2,145	37,409
Nutanix, Inc. Class A (a)	2,950	101,215
Qualys, Inc. (a)	298	37,095
Salesforce.com, Inc. (a)	2,123	636,242
SS&C Technologies Holdings, Inc.	4,793	380,900
Synopsys, Inc. (a)	1,817	605,388
		3,457,395
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	1,955	174,582
Western Digital Corp. (a)	2,462	128,738
		303,320

TOTAL INFORMATION TECHNOLOGY		11,423,068

MATERIALS - 3.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	5,801	329,497
Corteva, Inc.	12,875	555,556
Dow, Inc.	3,703	207,257
DuPont de Nemours, Inc.	7,228	503,069
Eastman Chemical Co.	2,065	214,822
FMC Corp.	500	45,505
NewMarket Corp.	174	59,162
Olin Corp.	1,340	76,353
		1,991,221
Construction Materials - 0.2%
Vulcan Materials Co.	1,260	239,551
Containers & Packaging - 0.3%
International Paper Co.	1,230	61,094
WestRock Co.	5,601	269,408
		330,502
Metals & Mining - 1.0%
Alcoa Corp.	6,788	311,909
Freeport-McMoRan, Inc.	7,746	292,179
Reliance Steel & Aluminum Co.	1,657	242,187
United States Steel Corp.	7,400	195,286
		1,041,561
Paper & Forest Products - 0.0%
Sylvamo Corp. (a)	111	3,126

TOTAL MATERIALS		3,605,961

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Homes 4 Rent Class A	7,417	301,130
American Tower Corp.	532	150,008
Apartment Income (REIT) Corp.	5,799	310,884
Brixmor Property Group, Inc.	2,142	50,208
Camden Property Trust (SBI)	660	107,646
Crown Castle International Corp.	1,039	187,332
CubeSmart	1,406	77,344
Equity Commonwealth	744	19,292
Extra Space Storage, Inc.	428	84,474
First Industrial Realty Trust, Inc.	1,334	77,679
Gaming & Leisure Properties	1,002	48,587
Healthcare Realty Trust, Inc.	3,622	119,743
Highwoods Properties, Inc. (SBI)	4,121	184,786
Hudson Pacific Properties, Inc.	1,279	32,934
Invitation Homes, Inc.	8,726	359,948
JBG SMITH Properties	2,246	64,820
Kilroy Realty Corp.	748	50,400
Life Storage, Inc.	1,461	195,496
National Retail Properties, Inc.	1,253	56,836
National Storage Affiliates Trust	4,213	263,144
Prologis (REIT), Inc.	1,978	286,731
PS Business Parks, Inc.	819	145,536
Public Storage	1,157	384,332
Realty Income Corp.	3,666	261,862
SBA Communications Corp. Class A	753	260,033
Stag Industrial, Inc.	3,018	131,374
Sun Communities, Inc.	88	17,246
Terreno Realty Corp.	1,532	112,035
Ventas, Inc.	1,378	73,544
Weyerhaeuser Co.	7,087	253,148
		4,668,532
Real Estate Management & Development - 0.2%
Opendoor Technologies, Inc. (a)	8,883	210,616

TOTAL REAL ESTATE		4,879,148

UTILITIES - 3.5%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	1,299	110,038
Duke Energy Corp.	4,371	445,886
Hawaiian Electric Industries, Inc.	4,640	188,198
IDACORP, Inc.	1,392	145,213
NextEra Energy, Inc.	10,661	909,703
NRG Energy, Inc.	1,293	51,578
OGE Energy Corp.	2,385	81,257
Portland General Electric Co.	2,948	145,366
		2,077,239
Gas Utilities - 0.0%
UGI Corp.	551	23,919
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy, Inc. Class C	397	14,086
Multi-Utilities - 1.2%
Ameren Corp.	487	41,049
DTE Energy Co.	206	23,350
MDU Resources Group, Inc.	8,228	252,846
NiSource, Inc.	1,273	31,405
Public Service Enterprise Group, Inc.	5,385	343,563
Sempra Energy	2,235	285,253
WEC Energy Group, Inc.	3,079	277,295
		1,254,761
Water Utilities - 0.2%
American Water Works Co., Inc.	978	170,348

TOTAL UTILITIES		3,540,353

TOTAL COMMON STOCKS
(Cost $84,539,917)		97,845,057

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.06% (b)
(Cost $4,188,081)	4,187,243	4,188,081
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $88,727,998)		102,033,138
NET OTHER ASSETS (LIABILITIES) - 0.2%		235,393
NET ASSETS - 100%		$102,268,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	19	Dec. 2021	$4,367,150	$161,049	$161,049

The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,800,863	$16,965,249	$16,578,031	$549	$--	$--	$4,188,081	0.0%
Total	$3,800,863	$16,965,249	$16,578,031	$549	$--	$--	$4,188,081

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,367,450	$6,367,450	$--	$--
Consumer Discretionary	6,466,083	6,466,083	--	--
Consumer Staples	6,380,183	6,380,183	--	--
Energy	6,076,172	6,076,172	--	--
Financials	21,184,733	21,184,733	--	--
Health Care	18,193,665	18,193,665	--	--
Industrials	9,728,241	9,728,241	--	--
Information Technology	11,423,068	11,423,068	--	--
Materials	3,605,961	3,605,961	--	--
Real Estate	4,879,148	4,879,148	--	--
Utilities	3,540,353	3,540,353	--	--
Money Market Funds	4,188,081	4,188,081	--	--
Total Investments in Securities:	$102,033,138	$102,033,138	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$161,049	$161,049	$--	$--
Total Assets	$161,049	$161,049	$--	$--
Total Derivative Instruments:	$161,049	$161,049	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$161,049	$0
Total Equity Risk	161,049	0
Total Value of Derivatives	$161,049	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $84,539,917)	$97,845,057
Fidelity Central Funds (cost $4,188,081)	4,188,081
Total Investment in Securities (cost $88,727,998)		$102,033,138
Segregated cash with brokers for derivative instruments		230,000
Receivable for investments sold		889,898
Receivable for fund shares sold		35,621
Dividends receivable		109,408
Distributions receivable from Fidelity Central Funds		164
Receivable for daily variation margin on futures contracts		7,823
Total assets		103,306,052
Liabilities
Payable for investments purchased	$973,366
Payable for fund shares redeemed	64,155
Total liabilities		1,037,521
Net Assets		$102,268,531
Net Assets consist of:
Paid in capital		$83,888,452
Total accumulated earnings (loss)		18,380,079
Net Assets		$102,268,531
Net Asset Value, offering price and redemption price per share ($102,268,531 ÷ 7,431,973 shares)		$13.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$936,935
Income from Fidelity Central Funds		549
Total income		937,484
Expenses
Independent trustees' fees and expenses	$157
Total expenses		157
Net investment income (loss)		937,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,208,066
Futures contracts	190,806
Total net realized gain (loss)		4,398,872
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	563,232
Futures contracts	29,971
Total change in net unrealized appreciation (depreciation)		593,203
Net gain (loss)		4,992,075
Net increase (decrease) in net assets resulting from operations		$5,929,402

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$937,327	$770,355
Net realized gain (loss)	4,398,872	895,239
Change in net unrealized appreciation (depreciation)	593,203	14,268,995
Net increase (decrease) in net assets resulting from operations	5,929,402	15,934,589
Distributions to shareholders	(1,450,913)	(409,418)
Share transactions
Proceeds from sales of shares	21,017,747	69,977,231
Reinvestment of distributions	1,450,913	409,418
Cost of shares redeemed	(15,692,965)	(12,876,031)
Net increase (decrease) in net assets resulting from share transactions	6,775,695	57,510,618
Total increase (decrease) in net assets	11,254,184	73,035,789
Net Assets
Beginning of period	91,014,347	17,978,558
End of period	$102,268,531	$91,014,347
Other Information
Shares
Sold	1,566,253	6,090,967
Issued in reinvestment of distributions	108,116	37,945
Redeemed	(1,172,659)	(1,214,727)
Net increase (decrease)	501,710	4,914,185

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Large Cap Value Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$13.13	$8.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.23	.22
Net realized and unrealized gain (loss)	.71	4.13	(1.10)
Total from investment operations	.84	4.36	(.88)
Distributions from net investment income	(.06)	(.15)	(.18)
Distributions from net realized gain	(.15)	–	(.03)
Total distributions	(.21)	(.15)	(.20)C
Net asset value, end of period	$13.76	$13.13	$8.92
Total ReturnD,E	6.42%	49.29%	(9.15)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	.01%H
Expenses net of fee waivers, if anyI	- %H	-%	- %H
Expenses net of all reductionsI	- %H	-%	- %H
Net investment income (loss)	1.97%H	2.09%	2.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$102,269	$91,014	$17,979
Portfolio turnover rateJ	107%H	65%	134%H

 A For the period June 27, 2019 (commencement of operations) through April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Flex Large Cap Value Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,992,354
Gross unrealized depreciation	(1,758,772)
Net unrealized appreciation (depreciation)	$13,233,582
Tax cost	$88,960,605

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Large Cap Value Fund	55,625,005	49,476,493

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Flex Large Cap Value Fund	- %-C
Actual		$1,000.00	$1,064.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FLV-SANN-1221
1.9893833.102

Fidelity® Mid-Cap Stock K6 Fund

Semi-Annual Report

October 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2021

% of fund's net assets
Molina Healthcare, Inc.	2.1
American Financial Group, Inc.	1.5
First Horizon National Corp.	1.4
WNS Holdings Ltd. sponsored ADR	1.4
Arch Capital Group Ltd.	1.3
Wintrust Financial Corp.	1.3
Huntington Bancshares, Inc.	1.3
Cheniere Energy, Inc.	1.2
Hess Corp.	1.2
Radian Group, Inc.	1.2
13.9

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Financials	19.6
Industrials	18.6
Consumer Discretionary	13.1
Real Estate	7.9
Information Technology	7.3

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	97.0%
Convertible Securities	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 18.0%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATION SERVICES - 2.7%
Entertainment - 0.7%
Endeavor Group Holdings, Inc. (a)	70,400	$1,892,352
Endeavor Group Holdings, Inc. Class A (b)	40,374	1,085,253
		2,977,605
Media - 2.0%
Interpublic Group of Companies, Inc.	144,052	5,267,982
Omnicom Group, Inc.	52,618	3,582,233
		8,850,215

TOTAL COMMUNICATION SERVICES		11,827,820

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	12,941	1,052,659
Automobiles - 0.4%
Aston Martin Lagonda Global Holdings PLC (a)(c)	75,671	1,768,797
Hotels, Restaurants & Leisure - 3.9%
Boyd Gaming Corp. (a)	31,208	1,990,446
Caesars Entertainment, Inc. (a)	25,322	2,771,746
Churchill Downs, Inc.	16,472	3,788,560
Elior SA (a)(c)	167,423	1,319,950
MGM Resorts International	52,462	2,474,108
Wyndham Hotels & Resorts, Inc.	59,508	5,026,641
		17,371,451
Household Durables - 3.1%
D.R. Horton, Inc.	46,996	4,195,333
Lennar Corp. Class A	21,426	2,141,100
Mohawk Industries, Inc. (a)	13,614	2,412,537
NVR, Inc. (a)	1,041	5,095,487
		13,844,457
Internet & Direct Marketing Retail - 1.0%
Coupang, Inc. Class A (a)(d)	110,473	3,287,676
Farfetch Ltd. Class A (a)	22,235	871,834
		4,159,510
Specialty Retail - 1.1%
Best Buy Co., Inc.	15,528	1,898,143
National Vision Holdings, Inc. (a)(d)	24,839	1,531,076
Ross Stores, Inc.	13,551	1,533,973
		4,963,192
Textiles, Apparel & Luxury Goods - 2.6%
Brunello Cucinelli SpA (a)	78,469	4,753,213
PVH Corp.	22,656	2,476,980
Tapestry, Inc.	72,700	2,833,846
Under Armour, Inc. Class A (sub. vtg.) (a)	59,885	1,315,075
		11,379,114

TOTAL CONSUMER DISCRETIONARY		54,539,180

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	70,093	4,096,235
Food Products - 1.8%
Bunge Ltd.	24,097	2,232,346
Greencore Group PLC (a)	1,424,933	2,519,519
JDE Peet's BV	11,605	337,933
Lamb Weston Holdings, Inc.	28,349	1,600,301
Nomad Foods Ltd. (a)	39,554	1,077,055
		7,767,154

TOTAL CONSUMER STAPLES		11,863,389

ENERGY - 7.1%
Energy Equipment & Services - 0.3%
Noble Corp. (c)	67	1,686
Oceaneering International, Inc. (a)	109,066	1,483,298
		1,484,984
Oil, Gas & Consumable Fuels - 6.8%
Canadian Natural Resources Ltd.	79,250	3,368,253
Cheniere Energy, Inc.	53,321	5,513,391
Energy Transfer LP	396,210	3,767,957
EQT Corp. (a)	220,462	4,389,398
Golar LNG Ltd. (a)	107,914	1,406,119
Harbour Energy PLC (a)	264,538	1,272,186
Hess Corp.	65,625	5,418,656
Imperial Oil Ltd.	92,439	3,129,601
Range Resources Corp. (a)	77,595	1,809,515
		30,075,076

TOTAL ENERGY		31,560,060

FINANCIALS - 19.6%
Banks - 8.5%
BOK Financial Corp.	17,547	1,775,230
Comerica, Inc.	61,225	5,209,635
Cullen/Frost Bankers, Inc.	26,639	3,449,751
First Horizon National Corp.	369,061	6,262,965
Huntington Bancshares, Inc.	361,144	5,684,407
M&T Bank Corp.	32,601	4,796,259
UMB Financial Corp.	32,387	3,200,483
WesBanco, Inc.	39,029	1,357,038
Wintrust Financial Corp.	65,732	5,817,282
		37,553,050
Capital Markets - 1.9%
Cboe Global Markets, Inc.	11,790	1,555,573
Lazard Ltd. Class A	44,249	2,167,759
Raymond James Financial, Inc.	23,763	2,342,794
Sixth Street Specialty Lending, Inc.	102,184	2,436,067
		8,502,193
Diversified Financial Services - 0.2%
WeWork, Inc. (a)	90,512	924,128
Insurance - 7.8%
American Financial Group, Inc.	49,446	6,726,634
American International Group, Inc.	55,939	3,305,436
Arch Capital Group Ltd. (a)	139,308	5,825,861
Assurant, Inc.	13,172	2,124,775
Beazley PLC (a)	251,022	1,339,791
First American Financial Corp.	53,661	3,924,766
Hartford Financial Services Group, Inc.	39,147	2,854,991
Hiscox Ltd.	161,490	1,840,989
RenaissanceRe Holdings Ltd.	28,283	4,010,529
The Travelers Companies, Inc.	13,569	2,182,981
		34,136,753
Thrifts & Mortgage Finance - 1.2%
Radian Group, Inc.	221,666	5,291,167

TOTAL FINANCIALS		86,407,291

HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 1.6%
Butterfly Network, Inc. (b)	35,568	367,062
Butterfly Network, Inc. Class A (a)(d)	250,959	2,589,897
Hologic, Inc. (a)	53,333	3,909,842
		6,866,801
Health Care Providers & Services - 3.8%
Centene Corp. (a)	36,444	2,596,271
Guardant Health, Inc. (a)	8,129	949,386
Molina Healthcare, Inc. (a)	31,248	9,240,656
Oak Street Health, Inc. (a)(d)	38,598	1,822,984
Universal Health Services, Inc. Class B	17,819	2,211,338
		16,820,635
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	4,900	790,223
Bruker Corp.	30,127	2,419,198
		3,209,421
Pharmaceuticals - 1.0%
Recordati SpA	26,121	1,634,201
UCB SA	12,300	1,465,958
Viatris, Inc.	90,274	1,205,158
		4,305,317

TOTAL HEALTH CARE		31,202,174

INDUSTRIALS - 18.6%
Aerospace & Defense - 1.0%
BWX Technologies, Inc.	28,138	1,596,550
Huntington Ingalls Industries, Inc.	13,326	2,701,580
		4,298,130
Air Freight & Logistics - 0.8%
GXO Logistics, Inc. (a)	36,664	3,255,763
Airlines - 0.1%
JetBlue Airways Corp. (a)	29,437	413,001
Building Products - 2.5%
Builders FirstSource, Inc. (a)	76,361	4,449,555
Fortune Brands Home & Security, Inc.	18,697	1,895,876
Jeld-Wen Holding, Inc. (a)	39,073	1,070,991
Owens Corning	39,491	3,688,854
		11,105,276
Commercial Services & Supplies - 1.1%
CoreCivic, Inc. (a)	113,140	974,135
GFL Environmental, Inc.	35,300	1,451,533
Stericycle, Inc. (a)	35,288	2,361,473
		4,787,141
Construction & Engineering - 1.6%
AECOM (a)	75,204	5,141,697
Dycom Industries, Inc. (a)	21,296	1,691,328
		6,833,025
Electrical Equipment - 2.5%
Acuity Brands, Inc.	18,214	3,741,702
Regal Rexnord Corp.	25,581	3,896,754
Sensata Technologies, Inc. PLC (a)	38,023	2,095,067
Vertiv Holdings Co.	54,129	1,390,033
		11,123,556
Industrial Conglomerates - 0.4%
Melrose Industries PLC	833,302	1,799,576
Machinery - 4.9%
Allison Transmission Holdings, Inc.	47,974	1,600,413
Donaldson Co., Inc.	68,260	4,096,283
Fortive Corp.	37,434	2,834,128
Kornit Digital Ltd. (a)	11,034	1,845,768
Oshkosh Corp.	31,546	3,375,422
Otis Worldwide Corp.	16,714	1,342,301
PACCAR, Inc.	21,200	1,899,944
Pentair PLC	26,979	1,995,637
Woodward, Inc.	24,780	2,798,901
		21,788,797
Marine - 0.1%
Goodbulk Ltd. (a)	45,656	405,332
Professional Services - 1.2%
Clarivate Analytics PLC (a)	39,910	935,890
Leidos Holdings, Inc.	24,183	2,417,816
Science Applications Internati	23,138	2,077,330
		5,431,036
Road & Rail - 1.7%
Knight-Swift Transportation Holdings, Inc. Class A	79,685	4,517,343
XPO Logistics, Inc. (a)	36,508	3,132,386
		7,649,729
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	57,922	3,062,336

TOTAL INDUSTRIALS		81,952,698

INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.3%
Ericsson (B Shares)	105,557	1,152,198
Electronic Equipment & Components - 3.0%
Arrow Electronics, Inc. (a)	43,548	5,040,681
CDW Corp.	11,565	2,158,607
Fabrinet (a)	39,800	3,820,800
Keysight Technologies, Inc. (a)	13,657	2,458,533
		13,478,621
IT Services - 2.8%
Akamai Technologies, Inc. (a)	13,596	1,433,834
Euronet Worldwide, Inc. (a)	8,009	898,530
Gartner, Inc. (a)	7,337	2,435,224
Verra Mobility Corp. (a)	98,965	1,472,599
WNS Holdings Ltd. sponsored ADR (a)	68,711	6,102,224
		12,342,411
Semiconductors & Semiconductor Equipment - 0.3%
SiTime Corp. (a)	5,100	1,350,939
Software - 0.9%
Aspen Technology, Inc. (a)	12,863	2,015,503
Black Knight, Inc. (a)	16,417	1,150,996
Citrix Systems, Inc.	8,621	816,667
		3,983,166

TOTAL INFORMATION TECHNOLOGY		32,307,335

MATERIALS - 7.2%
Chemicals - 2.2%
CF Industries Holdings, Inc.	28,500	1,618,800
LG Chemical Ltd.	3,266	2,331,523
Nutrien Ltd.	25,778	1,801,711
Olin Corp.	71,451	4,071,278
		9,823,312
Containers & Packaging - 1.1%
Avery Dennison Corp.	8,768	1,908,969
O-I Glass, Inc. (a)	217,691	2,840,868
		4,749,837
Metals & Mining - 3.9%
Commercial Metals Co.	75,749	2,437,603
Franco-Nevada Corp.	16,837	2,402,429
Freeport-McMoRan, Inc.	68,300	2,576,276
Lundin Mining Corp.	294,804	2,565,481
Newcrest Mining Ltd.	64,454	1,206,805
Novagold Resources, Inc. (a)	209,086	1,527,260
Steel Dynamics, Inc.	66,388	4,386,919
		17,102,773

TOTAL MATERIALS		31,675,922

REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Apartment Income (REIT) Corp.	46,079	2,470,295
Cousins Properties, Inc.	67,019	2,654,623
Equity Residential (SBI)	31,290	2,703,456
Gaming & Leisure Properties	70,196	3,403,804
Healthcare Realty Trust, Inc.	87,991	2,908,982
Healthcare Trust of America, Inc.	84,264	2,813,575
National Retail Properties, Inc.	72,187	3,274,402
Spirit Realty Capital, Inc.	61,722	3,020,057
Tanger Factory Outlet Centers, Inc.	73,638	1,237,118
VEREIT, Inc.	63,059	3,171,868
VICI Properties, Inc. (d)	109,348	3,209,364
		30,867,544
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (a)	16,013	4,135,037

TOTAL REAL ESTATE		35,002,581

UTILITIES - 3.7%
Electric Utilities - 2.8%
Alliant Energy Corp.	63,556	3,595,363
FirstEnergy Corp.	57,096	2,199,909
IDACORP, Inc.	28,651	2,988,872
OGE Energy Corp.	110,101	3,751,141
		12,535,285
Gas Utilities - 0.5%
Atmos Energy Corp.	24,446	2,251,966
Multi-Utilities - 0.4%
NiSource, Inc.	69,536	1,715,453

TOTAL UTILITIES		16,502,704

TOTAL COMMON STOCKS
(Cost $355,031,117)		424,841,154

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.4%
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bowery Farming, Inc. Series C1 (b)(e)	19,457	1,172,271
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (b)(e)	15,539	690,087

TOTAL CONVERTIBLE PREFERRED STOCKS		1,862,358

Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	29,266	3,045,902
TOTAL PREFERRED STOCKS
(Cost $3,659,709)		4,908,260

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.06% (f)	6,960,780	6,962,172
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	9,941,729	9,942,723
TOTAL MONEY MARKET FUNDS
(Cost $16,904,895)		16,904,895
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $375,595,721)		446,654,309
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(5,387,064)
NET ASSETS - 100%		$441,267,245

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,314,673 or 0.8% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,090,433 or 0.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Bowery Farming, Inc. Series C1	5/18/21	$1,172,271
Butterfly Network, Inc.	2/12/21	$355,680
Endeavor Group Holdings, Inc. Class A	3/29/21	$968,976
National Resilience, Inc. Series B	12/1/20	$212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$9,763,495	$81,431,447	$84,232,770	$2,079	$--	$--	$6,962,172	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,752,459	56,456,803	51,266,539	19,661	--	--	9,942,723	0.0%
Total	$14,515,954	$137,888,250	$135,499,309	$21,740	$--	$--	$16,904,895

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$11,827,820	$11,827,820	$--	$--
Consumer Discretionary	57,585,082	54,539,180	3,045,902	--
Consumer Staples	13,035,660	11,863,389	--	1,172,271
Energy	31,560,060	31,560,060	--	--
Financials	86,407,291	86,407,291	--	--
Health Care	31,892,261	31,202,174	--	690,087
Industrials	81,952,698	81,952,698	--	--
Information Technology	32,307,335	31,155,137	1,152,198	--
Materials	31,675,922	29,344,399	2,331,523	--
Real Estate	35,002,581	35,002,581	--	--
Utilities	16,502,704	16,502,704	--	--
Money Market Funds	16,904,895	16,904,895	--	--
Total Investments in Securities:	$446,654,309	$438,262,328	$6,529,623	$1,862,358

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.0%
Bermuda	4.0%
Canada	3.9%
United Kingdom	1.9%
Bailiwick of Jersey	1.6%
Italy	1.5%
Ireland	1.1%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,701,490) — See accompanying schedule: Unaffiliated issuers (cost $358,690,826)	$429,749,414
Fidelity Central Funds (cost $16,904,895)	16,904,895
Total Investment in Securities (cost $375,595,721)		$446,654,309
Foreign currency held at value (cost $662)		662
Receivable for investments sold		6,564,003
Receivable for fund shares sold		112,235
Dividends receivable		139,296
Distributions receivable from Fidelity Central Funds		3,188
Other receivables		7,894
Total assets		453,481,587
Liabilities
Payable for investments purchased	$1,900,098
Payable for fund shares redeemed	208,157
Accrued management fee	163,798
Collateral on securities loaned	9,942,289
Total liabilities		12,214,342
Net Assets		$441,267,245
Net Assets consist of:
Paid in capital		$366,247,927
Total accumulated earnings (loss)		75,019,318
Net Assets		$441,267,245
Net Asset Value, offering price and redemption price per share ($441,267,245 ÷ 30,801,620 shares)		$14.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$4,030,758
Income from Fidelity Central Funds (including $19,661 from security lending)		21,740
Total income		4,052,498
Expenses
Management fee	$909,446
Independent trustees' fees and expenses	639
Total expenses before reductions	910,085
Expense reductions	(8)
Total expenses after reductions		910,077
Net investment income (loss)		3,142,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,053,962
Foreign currency transactions	(2,286)
Total net realized gain (loss)		2,051,676
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,492,895
Assets and liabilities in foreign currencies	698
Total change in net unrealized appreciation (depreciation)		12,493,593
Net gain (loss)		14,545,269
Net increase (decrease) in net assets resulting from operations		$17,687,690

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,142,421	$2,314,877
Net realized gain (loss)	2,051,676	11,280,555
Change in net unrealized appreciation (depreciation)	12,493,593	71,909,385
Net increase (decrease) in net assets resulting from operations	17,687,690	85,504,817
Distributions to shareholders	(9,812,168)	(2,240,902)
Share transactions
Proceeds from sales of shares	148,856,293	176,141,257
Reinvestment of distributions	9,812,168	2,240,902
Cost of shares redeemed	(45,200,764)	(50,156,612)
Net increase (decrease) in net assets resulting from share transactions	113,467,697	128,225,547
Total increase (decrease) in net assets	121,343,219	211,489,462
Net Assets
Beginning of period	319,924,026	108,434,564
End of period	$441,267,245	$319,924,026
Other Information
Shares
Sold	10,724,845	14,380,726
Issued in reinvestment of distributions	692,950	198,040
Redeemed	(3,251,753)	(4,297,584)
Net increase (decrease)	8,166,042	10,281,182

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$14.13	$8.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.15	.11
Net realized and unrealized gain (loss)	.48	5.37	(1.27)
Total from investment operations	.59	5.52	(1.16)
Distributions from net investment income	(.02)	(.17)	(.06)
Distributions from net realized gain	(.37)	–	–
Total distributions	(.39)	(.17)	(.06)
Net asset value, end of period	$14.33	$14.13	$8.78
Total ReturnC,D	4.19%	63.39%	(11.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%G
Expenses net of all reductions	.45%G	.44%	.45%G
Net investment income (loss)	1.55%G	1.35%	1.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$441,267	$319,924	$108,435
Portfolio turnover rateH	40%G,I	61%I	52%G,I

 A For the period June 13, 2019 (commencement of operations) through April 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Mid-Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$80,771,032
Gross unrealized depreciation	(11,840,591)
Net unrealized appreciation (depreciation)	$68,930,441
Tax cost	$377,723,868

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock K6 Fund	96,606,723	74,643,484

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	5,911,744	80,552,634

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	9,393,028	117,754,233

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid-Cap Stock K6 Fund	$1,709

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock K6 Fund	6,179,702	2,444,761	(325,262)

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid-Cap Stock K6 Fund	$2,050	$798	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Mid-Cap Stock K6 Fund	.45%
Actual		$1,000.00	$1,041.90	$2.32
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensationprogram and whether this structure provides appropriate incentives to act in the best interests of the fund.Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid-Cap Stock K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Mid-Cap Stock K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MCS-K6-SANN-1221
1.9893889.102

Fidelity® Founders Fund

Semi-Annual Report

October 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2021

% of fund's net assets
Alphabet, Inc. Class C	9.1
Microsoft Corp.	5.0
Amazon.com, Inc.	4.6
NVIDIA Corp.	4.5
Hess Corp.	3.2
26.4

Top Five Market Sectors as of October 31, 2021

% of fund's net assets
Information Technology	25.6
Consumer Discretionary	19.3
Communication Services	15.7
Financials	12.1
Energy	8.3

Asset Allocation (% of fund's net assets)

As of October 31, 2021*
Stocks	98.6%
Convertible Securities	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 14.7%

Schedule of Investments October 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 15.7%
Entertainment - 3.0%
CTS Eventim AG (a)	4,928	$358,099
Endeavor Group Holdings, Inc. (a)	27,629	742,668
Netflix, Inc. (a)	2,350	1,622,229
Roblox Corp. (a)	5,642	474,041
Sea Ltd. ADR (a)	2,570	882,975
Spotify Technology SA (a)	1,000	289,400
		4,369,412
Interactive Media & Services - 12.7%
Alphabet, Inc. Class C (a)	4,489	13,311,724
Meta Platforms, Inc. Class A (a)	12,042	3,896,430
Snap, Inc. Class A (a)	22,880	1,203,030
VerticalScope Holdings, Inc.	7,292	156,139
		18,567,323

TOTAL COMMUNICATION SERVICES		22,936,735

CONSUMER DISCRETIONARY - 19.3%
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A	13,485	2,301,350
Dutch Bros, Inc.	300	22,872
Marriott International, Inc. Class A (a)	14,606	2,337,252
Monarch Casino & Resort, Inc. (a)	754	54,454
Penn National Gaming, Inc. (a)	3,400	243,440
		4,959,368
Household Durables - 2.5%
D.R. Horton, Inc.	29,935	2,672,297
Garmin Ltd.	812	116,603
Lennar Corp. Class A	3,360	335,765
Toll Brothers, Inc.	9,479	570,351
		3,695,016
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	1,992	6,717,881
Farfetch Ltd. Class A (a)	9,750	382,298
Global-e Online Ltd. (a)	7,314	423,188
Revolve Group, Inc. (a)	6,300	472,752
thredUP, Inc. (a)	400	8,656
Wayfair LLC Class A (a)	2,097	522,363
		8,527,138
Specialty Retail - 4.4%
Aritzia, Inc. (a)	50,083	1,972,403
Auto1 Group SE (b)	5,171	203,241
Industria de Diseno Textil SA	98,176	3,545,473
Pop Mart International Group Ltd. (b)	10,000	59,058
RH (a)	845	557,387
		6,337,562
Textiles, Apparel & Luxury Goods - 3.1%
Capri Holdings Ltd. (a)	15,299	814,519
LVMH Moet Hennessy Louis Vuitton SE	1,354	1,061,701
Moncler SpA	11,161	801,479
On Holding AG	300	10,248
Prada SpA	124,105	778,398
Ralph Lauren Corp.	8,567	1,089,465
		4,555,810

TOTAL CONSUMER DISCRETIONARY		28,074,894

CONSUMER STAPLES - 1.2%
Beverages - 0.8%
Monster Beverage Corp. (a)	14,727	1,251,795
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,670	541,631

TOTAL CONSUMER STAPLES		1,793,426

ENERGY - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
Hess Corp.	56,430	4,659,425
Pioneer Natural Resources Co.	18,419	3,443,985
Reliance Industries Ltd.	12,030	407,059
Tourmaline Oil Corp.	96,937	3,503,549
		12,014,018
FINANCIALS - 12.1%
Banks - 1.5%
First Foundation, Inc.	11,275	300,028
First Republic Bank	8,594	1,859,140
Starling Bank Ltd. Series D (a)(c)(d)	40,900	72,450
		2,231,618
Capital Markets - 5.5%
Antin Infrastructure Partners SA	980	37,272
BlackRock, Inc. Class A	4,451	4,199,340
Blackstone, Inc.	11,272	1,560,270
Charles Schwab Corp.	8,667	710,954
Coinbase Global, Inc. (a)	1,623	518,419
EQT AB	3,279	172,808
Morningstar, Inc.	2,525	799,794
		7,998,857
Consumer Finance - 2.4%
Capital One Financial Corp.	21,425	3,235,818
Upstart Holdings, Inc.	932	300,141
		3,535,959
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	4,314	1,238,161
Insurance - 1.8%
American Financial Group, Inc.	15,386	2,093,111
Arthur J. Gallagher & Co.	722	121,058
BRP Group, Inc. (a)	12,663	462,200
		2,676,369

TOTAL FINANCIALS		17,680,964

HEALTH CARE - 7.2%
Biotechnology - 2.2%
Argenx SE ADR (a)	842	254,250
Blueprint Medicines Corp. (a)	872	98,091
Celldex Therapeutics, Inc. (a)	5,436	231,247
Instil Bio, Inc. (a)	4,814	98,061
Prelude Therapeutics, Inc. (a)	300	5,274
Regeneron Pharmaceuticals, Inc. (a)	3,234	2,069,566
TG Therapeutics, Inc. (a)	13,114	409,419
		3,165,908
Health Care Equipment & Supplies - 1.4%
Danaher Corp.	3,624	1,129,854
Hologic, Inc. (a)	5,192	380,626
Penumbra, Inc. (a)	2,224	615,047
		2,125,527
Health Care Providers & Services - 2.4%
Guardant Health, Inc. (a)	2,678	312,764
The Joint Corp. (a)	1,173	102,614
UnitedHealth Group, Inc.	6,641	3,057,981
		3,473,359
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. Class A (a)	800	635,744
Bruker Corp.	12,991	1,043,177
Stevanato Group SpA	1,800	46,206
		1,725,127

TOTAL HEALTH CARE		10,489,921

INDUSTRIALS - 4.2%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)	5,529	994,999
HEICO Corp. Class A	2,919	366,860
TransDigm Group, Inc. (a)	1,725	1,076,090
		2,437,949
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,549	670,872
Waste Connections, Inc. (United States)	933	126,897
		797,769
Machinery - 0.1%
Hydrogen Refueling Solutions	4,875	180,618
Road & Rail - 1.9%
Lyft, Inc. (a)	14,376	659,427
Uber Technologies, Inc. (a)	47,091	2,063,528
		2,722,955

TOTAL INDUSTRIALS		6,139,291

INFORMATION TECHNOLOGY - 25.2%
Electronic Equipment & Components - 0.0%
Vontier Corp.	1,091	36,909
IT Services - 2.9%
Affirm Holdings, Inc.	300	48,750
Afterpay Ltd. (a)	3,169	293,574
CGI, Inc. Class A (sub. vtg.) (a)	963	86,029
EPAM Systems, Inc. (a)	1,744	1,174,131
Globant SA (a)	690	220,241
Nuvei Corp. (a)(b)	190	22,835
Remitly Global, Inc.	200	6,124
Snowflake Computing, Inc. (a)	2,073	733,510
Square, Inc. (a)	3,583	911,874
TDCX, Inc. ADR	300	8,604
Twilio, Inc. Class A (a)	2,572	749,378
		4,255,050
Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	6,804	1,180,426
NVIDIA Corp.	25,392	6,491,973
		7,672,399
Software - 17.0%
Adobe, Inc. (a)	3,682	2,394,626
Atlassian Corp. PLC (a)	4,240	1,942,471
Black Knight, Inc. (a)	4,092	286,890
BlackLine, Inc. (a)	1,973	250,315
Crowdstrike Holdings, Inc. (a)	3,761	1,059,850
EngageSmart, Inc.	500	16,765
GitLab, Inc.	100	11,220
HubSpot, Inc. (a)	2,779	2,251,629
Intuit, Inc.	4,889	3,060,465
Microsoft Corp.	22,037	7,307,910
Momentive Global, Inc. (a)	5,903	135,297
nCino, Inc. (a)	84	6,103
Paycom Software, Inc. (a)	632	346,241
Salesforce.com, Inc. (a)	7,564	2,266,855
ServiceNow, Inc. (a)	1,846	1,288,065
Tenable Holdings, Inc. (a)	4,092	217,899
The Trade Desk, Inc. (a)	6,385	478,300
Workday, Inc. Class A (a)	3,045	882,989
Zscaler, Inc. (a)	1,534	489,131
		24,693,021

TOTAL INFORMATION TECHNOLOGY		36,657,379

MATERIALS - 3.4%
Chemicals - 0.6%
Westlake Chemical Corp.	8,513	828,655
Metals & Mining - 2.8%
ArcelorMittal SA Class A unit	57,030	1,948,715
First Quantum Minerals Ltd.	17,225	407,799
Steel Dynamics, Inc.	26,656	1,761,428
		4,117,942

TOTAL MATERIALS		4,946,597

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	2,152	439,309
Camden Property Trust (SBI)	3,961	646,039
Equity Residential (SBI)	18,369	1,587,082
Public Storage	842	279,696
		2,952,126
TOTAL COMMON STOCKS
(Cost $99,984,092)		143,685,351

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (c)(d)	200	12,359
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
ByteDance Ltd. Series E1 (c)(d)	638	79,316
Yanka Industries, Inc.:
Series E (a)(c)(d)	2,484	79,182
Series F (c)(d)	12,743	406,206
		564,704
Software - 0.0%
Evozyne LLC Series A (c)(d)	1,000	22,470

TOTAL INFORMATION TECHNOLOGY		587,174

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $537,084)		599,533

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (e)
(Cost $1,767,070)	1,766,717	1,767,070
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $102,288,246)		146,051,954
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(342,069)
NET ASSETS - 100%		$145,709,885

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,134 or 0.2% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $671,983 or 0.5% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$69,908
Evozyne LLC Series A	4/9/21	$22,470
Reddit, Inc. Series E	5/18/21	$8,495
Starling Bank Ltd. Series D	6/18/21	$73,125
Yanka Industries, Inc. Series E	5/15/20	$30,005
Yanka Industries, Inc. Series F	4/8/21	$406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$585,108	$18,544,280	$17,362,318	$271	$--	$--	$1,767,070	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,248,050	16,476,756	17,724,806	9,142	--	--	--	0.0%
Total	$1,833,158	$35,021,036	$35,087,124	$9,413	$--	$--	$1,767,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$22,936,735	$22,936,735	$--	$--
Consumer Discretionary	28,087,253	27,013,193	1,061,701	12,359
Consumer Staples	1,793,426	1,793,426	--	--
Energy	12,014,018	12,014,018	--	--
Financials	17,680,964	17,608,514	--	72,450
Health Care	10,489,921	10,489,921	--	--
Industrials	6,139,291	6,139,291	--	--
Information Technology	37,244,553	36,363,805	293,574	587,174
Materials	4,946,597	4,946,597	--	--
Real Estate	2,952,126	2,952,126	--	--
Money Market Funds	1,767,070	1,767,070	--	--
Total Investments in Securities:	$146,051,954	$144,024,696	$1,355,275	$671,983

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.3%
Canada	4.4%
Spain	2.4%
Luxembourg	1.7%
United Kingdom	1.3%
Italy	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $100,521,176)	$144,284,884
Fidelity Central Funds (cost $1,767,070)	1,767,070
Total Investment in Securities (cost $102,288,246)		$146,051,954
Receivable for investments sold		276,539
Receivable for fund shares sold		112,800
Dividends receivable		47,942
Distributions receivable from Fidelity Central Funds		1,300
Prepaid expenses		181
Receivable from investment adviser for expense reductions		63
Other receivables		3,254
Total assets		146,494,033
Liabilities
Payable for investments purchased	$443,169
Payable for fund shares redeemed	224,394
Accrued management fee	67,283
Distribution and service plan fees payable	8,617
Other affiliated payables	23,279
Other payables and accrued expenses	17,406
Total liabilities		784,148
Net Assets		$145,709,885
Net Assets consist of:
Paid in capital		$99,261,499
Total accumulated earnings (loss)		46,448,386
Net Assets		$145,709,885
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,894,983 ÷ 703,275 shares)(a)		$19.76
Maximum offering price per share (100/94.25 of $19.76)		$20.97
Class M:
Net Asset Value and redemption price per share ($9,923,764 ÷ 505,008 shares)(a)		$19.65
Maximum offering price per share (100/96.50 of $19.65)		$20.36
Class C:
Net Asset Value and offering price per share ($2,309,668 ÷ 118,691 shares)(a)		$19.46
Fidelity Founders Fund:
Net Asset Value, offering price and redemption price per share ($93,496,026 ÷ 4,707,778 shares)		$19.86
Class I:
Net Asset Value, offering price and redemption price per share ($1,407,654 ÷ 70,877 shares)		$19.86
Class Z:
Net Asset Value, offering price and redemption price per share ($24,677,790 ÷ 1,238,888 shares)		$19.92

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2021 (Unaudited)
Investment Income
Dividends		$615,389
Special dividends		253,568
Income from Fidelity Central Funds (including $9,142 from security lending)		9,413
Total income		878,370
Expenses
Management fee
Basic fee	$365,321
Performance adjustment	32,649
Transfer agent fees	114,067
Distribution and service plan fees	47,736
Accounting fees	27,086
Custodian fees and expenses	5,580
Independent trustees' fees and expenses	244
Registration fees	28,040
Audit	17,421
Legal	76
Miscellaneous	227
Total expenses before reductions	638,447
Expense reductions	(2,285)
Total expenses after reductions		636,162
Net investment income (loss)		242,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,902,450
Foreign currency transactions	(25)
Total net realized gain (loss)		2,902,425
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,513,661
Assets and liabilities in foreign currencies	195
Total change in net unrealized appreciation (depreciation)		10,513,856
Net gain (loss)		13,416,281
Net increase (decrease) in net assets resulting from operations		$13,658,489

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2021 (Unaudited)	Year ended April 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$242,208	$(555,043)
Net realized gain (loss)	2,902,425	8,419,458
Change in net unrealized appreciation (depreciation)	10,513,856	28,606,543
Net increase (decrease) in net assets resulting from operations	13,658,489	36,470,958
Distributions to shareholders	(5,786,589)	–
Share transactions - net increase (decrease)	(2,627,259)	71,623,021
Total increase (decrease) in net assets	5,244,641	108,093,979
Net Assets
Beginning of period	140,465,244	32,371,265
End of period	$145,709,885	$140,465,244

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Founders Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.71	$11.85	$10.85	$10.00
Income from Investment Operations
Net investment income (loss)B	.01C	(.14)	(.05)D	(.02)
Net realized and unrealized gain (loss)	1.80	7.00	1.05	.87
Total from investment operations	1.81	6.86	1.00	.85
Distributions from net investment income	–	–	–E	–
Distributions from net realized gain	(.76)	–	–	–
Total distributions	(.76)	–	–E	–
Net asset value, end of period	$19.76	$18.71	$11.85	$10.85
Total ReturnF,G,H	10.13%	57.89%	9.25%	8.50%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.14%K	1.25%	2.05%	4.81%K
Expenses net of fee waivers, if any	1.14%K	1.25%	1.25%	1.25%K
Expenses net of all reductions	1.14%K	1.24%	1.25%	1.25%K
Net investment income (loss)	(.06)%C,K	(.83)%	(.47)%D	(.74)%K
Supplemental Data
Net assets, end of period (000 omitted)	$13,895	$11,606	$1,310	$220
Portfolio turnover rateL	53%K	57%	82%	4%M

 A For the period February 14, 2019 (commencement of operations) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.24) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.70) %. These amounts have been revised from previously reported amounts of $.01 per share and (.45) %.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.62	$11.82	$10.85	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)C	(.17)	(.08)D	(.02)
Net realized and unrealized gain (loss)	1.79	6.97	1.05	.87
Total from investment operations	1.78	6.80	.97	.85
Distributions from net investment income	–	–	–	–
Distributions from net realized gain	(.75)	–	–	–
Total distributions	(.75)	–	–	–
Net asset value, end of period	$19.65	$18.62	$11.82	$10.85
Total ReturnE,F,G	9.99%	57.53%	8.94%	8.50%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.35%J	1.46%	2.14%	5.05%J
Expenses net of fee waivers, if any	1.35%J	1.46%	1.50%	1.50%J
Expenses net of all reductions	1.35%J	1.45%	1.50%	1.50%J
Net investment income (loss)	(.27)%C,J	(1.04)%	(.72)%D	(.99)%J
Supplemental Data
Net assets, end of period (000 omitted)	$9,924	$7,357	$695	$205
Portfolio turnover rateK	53%J	57%	82%	4%L

 A For the period February 14, 2019 (commencement of operations) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.45) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95) %. These amounts have been revised from previously reported amounts of $.03 per share and (1.04) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.41	$11.75	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	(.06)C	(.26)	(.13)D	(.03)
Net realized and unrealized gain (loss)	1.77	6.92	1.04	.87
Total from investment operations	1.71	6.66	.91	.84
Distributions from net investment income	–	–	–	–
Distributions from net realized gain	(.66)	–	–	–
Total distributions	(.66)	–	–	–
Net asset value, end of period	$19.46	$18.41	$11.75	$10.84
Total ReturnE,F,G	9.66%	56.68%	8.39%	8.40%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.96%J	2.04%	2.64%	5.67%J
Expenses net of fee waivers, if any	1.92%J	2.00%	2.00%	2.00%J
Expenses net of all reductions	1.92%J	1.99%	2.00%	2.00%J
Net investment income (loss)	(.84)%C,J	(1.58)%	(1.22)%D	(1.49)%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,310	$2,035	$335	$173
Portfolio turnover rateK	53%J	57%	82%	4%L

 A For the period February 14, 2019 (commencement of operations) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (1.03) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.45) %. These amounts have been revised from previously reported amounts of $.03 per share and (1.51) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.80	$11.88	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.04C	(.09)	(.02)D	(.01)
Net realized and unrealized gain (loss)	1.81	7.01	1.05	.87
Total from investment operations	1.85	6.92	1.03	.86
Distributions from net investment income	–	–	(.01)	–
Distributions from net realized gain	(.79)	–	–	–
Total distributions	(.79)	–	(.01)	–
Net asset value, end of period	$19.86	$18.80	$11.88	$10.86
Total ReturnE,F	10.28%	58.25%	9.49%	8.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.97%	1.70%	3.49%I
Expenses net of fee waivers, if any	.87%I	.97%	1.00%	1.00%I
Expenses net of all reductions	.87%I	.97%	1.00%	1.00%I
Net investment income (loss)	.21%C,I	(.56)%	(.22)%D	(.48)%I
Supplemental Data
Net assets, end of period (000 omitted)	$93,496	$96,052	$22,724	$10,595
Portfolio turnover rateJ	53%I	57%	82%	4%K

 A For the period February 14, 2019 (commencement of operations) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .03%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45) %. These amounts have been revised from previously reported amounts of $.03 per share and (.52) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.81	$11.88	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.04C	(.08)	(.02)D	(.01)
Net realized and unrealized gain (loss)	1.81	7.01	1.05	.87
Total from investment operations	1.85	6.93	1.03	.86
Distributions from net investment income	–	–	(.01)	–
Distributions from net realized gain	(.80)	–	–	–
Total distributions	(.80)	–	(.01)	–
Net asset value, end of period	$19.86	$18.81	$11.88	$10.86
Total ReturnE,F	10.28%	58.33%	9.49%	8.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.93%	1.63%	4.10%I
Expenses net of fee waivers, if any	.81%I	.93%	1.00%	1.00%I
Expenses net of all reductions	.81%I	.92%	1.00%	1.00%I
Net investment income (loss)	.26%C,I	(.51)%	(.22)%D	(.48)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,408	$1,449	$467	$831
Portfolio turnover rateJ	53%I	57%	82%	4%K

 A For the period February 14, 2019 (commencement of operations) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .08%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45) %. These amounts have been revised from previously reported amounts of $.03 per share and (.51) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2021	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.86	$11.90	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.05C	(.07)	(.01)D	(.01)
Net realized and unrealized gain (loss)	1.82	7.03	1.06	.87
Total from investment operations	1.87	6.96	1.05	.86
Distributions from net investment income	–	–	(.01)	–
Distributions from net realized gain	(.81)	–	–	–
Total distributions	(.81)	–	(.01)	–
Net asset value, end of period	$19.92	$18.86	$11.90	$10.86
Total ReturnE,F	10.37%	58.49%	9.67%	8.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.83%	1.51%	3.18%I
Expenses net of fee waivers, if any	.72%I	.83%	.85%	.85%I
Expenses net of all reductions	.72%I	.82%	.85%	.85%I
Net investment income (loss)	.36%C,I	(.41)%	(.07)%D	(.34)%I
Supplemental Data
Net assets, end of period (000 omitted)	$24,678	$21,966	$6,839	$5,745
Portfolio turnover rateJ	53%I	57%	82%	4%K

 A For the period February 14, 2019 (commencement of operations) through April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .17%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.30) %. These amounts have been revised from previously reported amounts of $.03 per share and (.36) %.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2021

1. Organization.

Fidelity Founders Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Founders Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$45,465,602
Gross unrealized depreciation	(2,105,263)
Net unrealized appreciation (depreciation)	$43,360,339
Tax cost	$102,691,615

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Founders Fund	37,234,956	46,921,057

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Founders Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$15,710	$1,882
Class M	.25%	.25%	21,067	–
Class C	.75%	.25%	10,959	4,979
			$47,736	$6,861

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,230
Class M	1,124
Class C(a)	182
$6,536

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Class A	$12,859.20
Class M	7,087.17
Class C	3,003.27
Fidelity Founders Fund	85,377.19
Class I	983.13
Class Z	4,758.04
	$114,067

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Founders Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Founders Fund	$381

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Founders Fund	1,304,846	2,733,342	94,294

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Founders Fund	$112

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Founders Fund	$951	$707	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%/1.15%(a)	$–
Class M	1.50%/1.40%(a)	–
Class C	2.00%/1.90%(a)	344
Fidelity Founders Fund	1.00%/.90%(a)	–
Class I	1.00%/.90%(a)	–
Class Z	.85%/.75%(a)	–
$344

 (a) Expense limitation effective June 1, 2021.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,941.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Founders Fund
Distributions to shareholders
Class A	$485,210	$ -
Class M	315,695	–
Class C	75,123	–
Fidelity Founders Fund	3,897,024	–
Class I	61,219	–
Class Z	952,318	–
Total	$5,786,589	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2021	Year ended April 30, 2021	Six months ended October 31, 2021	Year ended April 30, 2021
Fidelity Founders Fund
Class A
Shares sold	145,273	675,060	$2,671,214	$10,488,392
Reinvestment of distributions	27,182	–	485,199	–
Shares redeemed	(89,501)	(165,308)	(1,639,802)	(2,717,007)
Net increase (decrease)	82,954	509,752	$1,516,611	$7,771,385
Class M
Shares sold	110,531	380,877	$2,031,300	$5,983,346
Reinvestment of distributions	17,437	–	309,857	–
Shares redeemed	(18,054)	(44,609)	(333,277)	(726,698)
Net increase (decrease)	109,914	336,268	$2,007,880	$5,256,648
Class C
Shares sold	39,449	143,699	$720,281	$2,238,811
Reinvestment of distributions	4,259	–	75,123	–
Shares redeemed	(35,566)	(61,703)	(654,029)	(1,040,624)
Net increase (decrease)	8,142	81,996	$141,375	$1,198,187
Fidelity Founders Fund
Shares sold	496,579	5,694,058	$9,206,874	$89,195,197
Reinvestment of distributions	207,467	–	3,717,812	–
Shares redeemed	(1,104,121)	(2,499,360)	(20,481,327)	(40,955,656)
Net increase (decrease)	(400,075)	3,194,698	$(7,556,641)	$48,239,541
Class I
Shares sold	14,490	73,859	$270,005	$1,196,566
Reinvestment of distributions	3,213	–	57,572	–
Shares redeemed	(23,869)	(36,170)	(452,484)	(574,950)
Net increase (decrease)	(6,166)	37,689	$(124,907)	$621,616
Class Z
Shares sold	181,284	1,302,508	$3,417,838	$19,812,202
Reinvestment of distributions	51,954	–	933,608	–
Shares redeemed	(158,803)	(712,817)	(2,963,023)	(11,276,558)
Net increase (decrease)	74,435	589,691	$1,388,423	$8,535,644

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2021 to October 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During Period-B May 1, 2021 to October 31, 2021
Fidelity Founders Fund
Class A	1.14%
Actual		$1,000.00	$1,101.30	$6.04
Hypothetical-C		$1,000.00	$1,019.46	$5.80
Class M	1.35%
Actual		$1,000.00	$1,099.90	$7.15
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class C	1.92%
Actual		$1,000.00	$1,096.60	$10.15
Hypothetical-C		$1,000.00	$1,015.53	$9.75
Fidelity Founders Fund	.87%
Actual		$1,000.00	$1,102.80	$4.61
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Class I	.81%
Actual		$1,000.00	$1,102.80	$4.29
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Class Z	.72%
Actual		$1,000.00	$1,103.70	$3.82
Hypothetical-C		$1,000.00	$1,021.58	$3.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Founders Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index for the most recent one-year period ended September 30, 2020, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Founders Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Founders Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked above the SLTG competitive median and below the ASPG competitive median for the period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio was above the SLTG competitive medium as a result of high fixed other expenses, such as audit, pricing & bookkeeping and custody fees), due to lower asset levels.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.25%, 1.50%, 2.00%, 1.00%, 0.85%, and 1.00% through August 31, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

RFFF-SANN-1221
1.9892519.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2021